UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
 (Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
 (Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
 (Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2015

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Semi-Annual Report

OAK RIDGE SMALL CAP GROWTH FUND
OAK RIDGE INTERNATIONAL SMALL CAP FUND
OAK RIDGE DYNAMIC SMALL CAP FUND
OAK RIDGE GROWTH OPPORTUNITY FUND
OAK RIDGE LARGE CAP GROWTH FUND
OAK RIDGE DIVIDEND GROWTH FUND

November 30, 2015

  Oak Ridge Investments  |  www.oakridgefunds.com

Oak Ridge Funds
Each a series of Investment Managers Series Trust

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	24
Statements of Operations	28
Statements of Changes in Net Assets	30
Financial Highlights	37
Notes to Financial Statements	50
Supplemental Information	66
Expense Examples	70

This report and the financial statements contained herein are provided for the general information of the shareholders of the Oak Ridge Funds.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.oakridgefunds.com

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.8%
	CONSUMER DISCRETIONARY – 16.4%
750,000	Bright Horizons Family Solutions, Inc.*	$49,747,500
1,095,992	Burlington Stores, Inc.*	52,728,175
1,710,000	ClubCorp Holdings, Inc.	30,694,500
496,661	Core-Mark Holding Co., Inc.	42,360,217
299,000	Deckers Outdoor Corp.*	14,633,060
2,583,031	La Quinta Holdings, Inc.*	38,719,635
749,926	LKQ Corp.*	22,115,318
702,309	Monro Muffler Brake, Inc.	51,998,958
570,901	Pool Corp.	46,836,718
1,395,300	Texas Roadhouse, Inc.	48,835,500
		398,669,581
	CONSUMER STAPLES – 1.3%
735,100	United Natural Foods, Inc.*	32,278,241

	ENERGY – 1.5%
429,109	Gulfport Energy Corp.*	10,907,951
341,386	PDC Energy, Inc.*	19,284,895
240,744	RSP Permian, Inc.*	6,832,315
		37,025,161
	FINANCIALS – 5.6%
1,426,858	BankUnited, Inc.	53,935,232
1,164,697	PRA Group, Inc.*	48,113,633
762,780	Stifel Financial Corp.*	34,599,701
		136,648,566
	HEALTH CARE – 27.2%
493,375	ABIOMED, Inc.*	40,244,599
900,625	Acadia Healthcare Co., Inc.*	62,152,131
997,499	Acceleron Pharma, Inc.*	42,762,782
561,085	Aduro Biotech, Inc.*	17,388,024
2,851,340	Akorn, Inc.*	94,949,622
462,524	Chimerix, Inc.*	18,685,970
333,917	DBV Technologies S.A. - ADR*1	11,643,686
1,964,471	Depomed, Inc.*	38,189,316
1,907,639	Globus Medical, Inc. - Class A*	51,754,246
658,366	Ligand Pharmaceuticals, Inc.*	70,497,831
263,556	Nevro Corp.*	15,913,511
1,737,409	Omnicell, Inc.*	52,400,256
515,000	Pacira Pharmaceuticals, Inc.*	33,346,250
258,526	Prothena Corp. PLC*1	18,236,424
443,337	Sage Therapeutics, Inc.*	21,244,709
406,700	Sirona Dental Systems, Inc.*	44,118,816
2,072,265	Spectranetics Corp.*	28,659,425
		662,187,598

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS – 14.8%
957,732	A.O. Smith Corp.	$76,388,704
1,218,500	Beacon Roofing Supply, Inc.*	52,115,245
1,590,990	KEYW Holding Corp.*	10,166,426
767,812	Middleby Corp.*	84,490,032
152,100	Power Solutions International, Inc.*	3,580,434
1,317,500	Roadrunner Transportation Systems, Inc.*	14,518,850
908,495	Waste Connections, Inc.	49,512,978
548,600	Watsco, Inc.	69,732,546
		360,505,215
	TECHNOLOGY – 28.0%
224,321	ANSYS, Inc.*	20,908,960
369,840	Ellie Mae, Inc.*	23,610,586
1,057,995	EPAM Systems, Inc.*	83,295,946
1,330,000	FireEye, Inc.*	30,430,400
1,749,078	Fortinet, Inc.*	63,001,789
818,410	HomeAway, Inc.*	28,938,978
493,144	Hortonworks, Inc.*	8,378,517
897,395	MAXIMUS, Inc.	50,927,166
1,691,887	Nimble Storage, Inc.*	17,714,057
406,426	Proofpoint, Inc.*	29,795,090
814,441	Qlik Technologies, Inc.*	25,907,368
2,944,887	Rambus, Inc.*	35,132,502
2,297,147	Seachange International, Inc.*2	16,011,115
859,000	Silicon Laboratories, Inc.*	46,480,490
1,166,600	Solera Holdings, Inc.	62,693,084
1,623,597	Synchronoss Technologies, Inc.*	63,921,014
1,006,575	Virtusa Corp.*	49,573,819
270,804	WEX, Inc.*	25,528,693
		682,249,574
	TOTAL COMMON STOCKS (Cost $1,804,524,165)	2,309,563,936

	MUTUAL FUNDS – 1.1%
2,500,000	Oak Ridge International Small Cap Fund - Class I*2	26,475,000

	TOTAL MUTUAL FUNDS (Cost $25,000,000)	26,475,000

	SHORT-TERM INVESTMENTS – 4.2%
101,351,984	Fidelity Institutional Government Portfolio, 0.01%[3]	101,351,984

	TOTAL SHORT-TERM INVESTMENTS (Cost $101,351,984)	101,351,984

Oak Ridge Small Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	TOTAL INVESTMENTS – 100.1% (Cost $1,930,876,149)	$2,437,390,920
	Liabilities in Excess of Other Assets – (0.1)%	(3,052,118)

	TOTAL NET ASSETS – 100.0%	$2,434,338,802

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	Affiliated company.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	28.0%
Health Care	27.2%
Consumer Discretionary	16.4%
Industrials	14.8%
Financials	5.6%
Energy	1.5%
Consumer Staples	1.3%
Total Common Stocks	94.8%
Short-Term Investments	4.2%
Mutual Funds	1.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 98.0%
	AUSTRALIA – 2.2%
3,013	Cochlear Ltd.	$205,639
21,536	JB Hi-Fi Ltd.	300,759
28,947	Northern Star Resources Ltd.	50,872
8,548	Sandfire Resources NL	32,518
		589,788
	AUSTRIA – 0.4%
2,881	Oesterreichische Post A.G.	103,308

	BELGIUM – 1.1%
1,002	Cie d'Entreprises CFE	117,509
3,308	Melexis N.V.	166,536
		284,045
	CHINA – 5.5%
52,000	Anhui Expressway Co., Ltd. - Class H	43,861
486,000	Beijing Capital International Airport Co., Ltd. - Class H	542,194
312,000	China Foods Ltd.*	145,668
158,000	China Southern Airlines Co., Ltd. - Class H	115,543
188,000	Far East Consortium International Ltd.	63,770
32,000	Jiangsu Expressway Co., Ltd. - Class H	41,437
120,000	Shun Tak Holdings Ltd.	45,966
144,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H*	51,445
157,500	SmarTone Telecommunications Holdings Ltd.	234,823
44,000	Texwinca Holdings Ltd.	44,945
46,000	TravelSky Technology Ltd. - Class H	78,669
38,000	Zhejiang Expressway Co., Ltd. - Class H	46,168
		1,454,489
	DENMARK – 1.9%
3,214	Bavarian Nordic A/S*	146,337
7,377	NKT Holding A/S	364,509
		510,846
	FAROE ISLANDS – 0.1%
1,439	Bakkafrost P/F	39,160

	FINLAND – 0.4%
26,826	Sponda OYJ	108,834

	FRANCE – 0.8%
33,498	Derichebourg S.A.*	84,302
3,964	Saft Groupe S.A.	121,161
		205,463
	GERMANY – 10.8%
30,208	ADVA Optical Networking S.E.*	376,603
5,932	CTS Eventim A.G. & Co. KGaA	209,892

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	GERMANY (Continued)
35,332	Deutz A.G.	$134,086
6,266	Duerr A.G.	541,464
39,577	Heidelberger Druckmaschinen A.G.*	98,263
5,703	Krones A.G.	694,121
3,228	Pfeiffer Vacuum Technology A.G.	355,370
7,709	Stroeer S.E.	458,060
		2,867,859
	GIBRALTAR – 0.5%
57,344	888 Holdings PLC	139,258

	ITALY – 7.7%
79,397	Ansaldo STS S.p.A.	819,974
10,600	Biesse S.p.A.	167,876
18,109	Brembo S.p.A.	832,268
4,172	DiaSorin S.p.A.	214,396
		2,034,514
	JAPAN – 34.8%
13,400	Adastria Co., Ltd.	790,284
5,500	BML, Inc.	176,036
3,800	Coca-Cola West Co., Ltd.	76,895
9,000	Doutor Nichires Holdings Co., Ltd.	140,154
87,300	FIDEA Holdings Co., Ltd.	201,407
21,100	Foster Electric Co., Ltd.	499,818
42,900	Funai Electric Co., Ltd.	338,739
12,300	Geo Holdings Corp.	195,241
21,300	Happinet Corp.	220,267
55,800	Hitachi Construction Machinery Co., Ltd.	875,756
28,000	J-Oil Mills, Inc.	79,383
157,900	JVC Kenwood Corp.	450,227
9,100	Kaga Electronics Co., Ltd.	136,611
11,300	Komori Corp.	143,751
1,900	KYORIN Holdings, Inc.	35,870
28,000	Marudai Food Co., Ltd.	105,085
3,000	Matsumotokiyoshi Holdings Co., Ltd.	154,021
7,100	Medipal Holdings Corp.	124,409
1,900	Miraca Holdings, Inc.	84,427
61,000	NET One Systems Co., Ltd.	361,243
17,100	Nishimatsuya Chain Co., Ltd.	155,720
10,100	Nissha Printing Co., Ltd.	211,599
44,000	Nisshin Oillio Group Ltd.	170,496
7,200	Nitto Kogyo Corp.	124,816
119,000	OKUMA Corp.	1,081,730
1,600	Pal Co., Ltd.	39,773
97,500	Round One Corp.	423,741
50,000	Sanyo Shokai Ltd.	125,102

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
15,000	Shinko Shoji Co., Ltd.	$154,874
44,000	Sumitomo Heavy Industries Ltd.	208,741
30,000	Takuma Co., Ltd.	251,990
6,000	Tamron Co., Ltd.	116,247
21,500	Tatsuta Electric Wire and Cable Co., Ltd.	83,660
17,100	Toppan Forms Co., Ltd.	221,564
14,000	Toshiba TEC Corp.	41,966
14,000	Tsugami Corp.	63,688
6,300	Warabeya Nichiyo Co., Ltd.	121,445
8,000	Yamazaki Baking Co., Ltd.	150,447
9,900	Yamazen Corp.	90,073
7,500	Yuasa Trading Co., Ltd.	185,520
		9,212,816
	NETHERLANDS – 0.2%
4,051	USG People N.V.	62,295

	NORWAY – 0.2%
2,375	Salmar A.S.A.	39,899

	SINGAPORE – 1.4%
127,700	SATS Ltd.	357,589

	SPAIN – 3.6%
11,066	Almirall S.A.	203,198
14,634	Ebro Foods S.A.	280,311
2,666	Mediaset Espana Comunicacion S.A.	30,618
67,734	NH Hotel Group S.A.*	362,465
1,919	Tecnicas Reunidas S.A.	76,861
		953,453
	SWEDEN – 5.0%
24,978	Axfood A.B.	453,635
7,740	Clas Ohlson A.B. - B Shares	118,250
10,699	Intrum Justitia A.B.	365,678
36,523	Klovern A.B. - A Shares	41,038
22,512	Mycronic A.B.	176,807
12,635	Nobia A.B.	155,153
		1,310,561
	SWITZERLAND – 3.7%
776	Georg Fischer A.G.	505,694
6,109	Kardex A.G.*	473,508
		979,202
	UNITED KINGDOM – 17.7%
889	ASOS PLC*	44,852

Oak Ridge International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
6,667	Berendsen PLC	$106,431
7,955	Betfair Group PLC	438,843
20,065	Dialog Semiconductor PLC*	749,178
4,146	Dignity PLC	154,976
31,057	Domino's Pizza Group PLC	491,580
9,890	Go-Ahead Group PLC	391,430
24,417	Greggs PLC	457,083
7,793	JD Sports Fashion PLC	113,902
63,514	Pace PLC	381,275
6,512	PayPoint PLC	93,806
174,488	QinetiQ Group PLC	690,857
5,117	Redrow PLC	35,002
1,864	Renishaw PLC	51,625
6,766	Stagecoach Group PLC	36,255
8,666	WH Smith PLC	226,438
9,497	WS Atkins PLC	225,983
		4,689,516
	TOTAL COMMON STOCKS (Cost $24,436,447)	25,942,895

	SHORT-TERM INVESTMENTS – 2.1%
549,273	Fidelity Institutional Government Portfolio, 0.01%[1]	549,273

	TOTAL SHORT-TERM INVESTMENTS (Cost $549,273)	549,273

	TOTAL INVESTMENTS – 100.1% (Cost $24,985,720)	26,492,168
	Liabilities in Excess of Other Assets – (0.1)%	(14,692)

	TOTAL NET ASSETS – 100.0%	$26,477,476

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

 See accompanying Notes to Financial Statements.

Oak Ridge International Small Cap Fund
SUMMARY OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	33.8%
Consumer Discretionary	25.0%
Technology	18.6%
Consumer Staples	9.1%
Health Care	4.5%
Financials	3.3%
Communications	2.7%
Materials	0.5%
Energy	0.5%
Total Common Stocks	98.0%
Short-Term Investments	2.1%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.1%
	COMMUNICATIONS – 4.6%
430	Discovery Communications, Inc. - Class A*	$13,390
50	FairPoint Communications, Inc.*	916
200	General Communication, Inc. - Class A*	4,154
30	Sohu.com, Inc.*	1,507
710	Vonage Holdings Corp.*	4,579
90	XO Group, Inc.*	1,516
		26,062
	CONSUMER DISCRETIONARY – 24.2%
420	American Axle & Manufacturing Holdings, Inc.*	9,559
90	AMN Healthcare Services, Inc.*	2,655
220	ARC Document Solutions, Inc.*	1,113
40	Barrett Business Services, Inc.	1,786
380	Cooper Tire & Rubber Co.	15,956
40	CRA International, Inc.*	913
1,150	Denny's Corp.*	11,086
690	Ennis, Inc.	13,793
370	Express, Inc.*	6,194
20	Flexsteel Industries, Inc.	960
560	Herman Miller, Inc.	17,758
80	Isle of Capri Casinos, Inc.*	1,475
220	Nautilus, Inc.*	4,226
150	Outerwall, Inc.	9,285
350	Ruth's Hospitality Group, Inc.	6,037
160	Select Comfort Corp.*	3,779
30	Sonic Corp.	872
600	Steelcase, Inc. - Class A	12,000
40	Tech Data Corp.*	2,706
380	Tower International, Inc.	11,651
120	TrueBlue, Inc.*	3,515
		137,319
	CONSUMER STAPLES – 6.4%
180	Cal-Maine Foods, Inc.	9,812
150	Central Garden & Pet Co. - Class A*	2,368
250	Ingles Markets, Inc. - Class A	13,617
200	SpartanNash Co.	4,324
930	SUPERVALU, Inc.*	6,250
		36,371
	ENERGY – 1.2%
70	CVR Energy, Inc.	3,342
80	Western Refining, Inc.	3,621
		6,963
	FINANCIALS – 18.3%
405	American Equity Investment Life Holding Co.	10,858

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
480	ARMOUR Residential REIT, Inc. - REIT	$10,142
20	Equity LifeStyle Properties, Inc. - REIT	1,248
550	Essent Group Ltd.*1	13,596
40	Federated National Holding Co.	1,144
610	Flagstar Bancorp, Inc.*	14,982
90	HCI Group, Inc.	3,522
290	Lamar Advertising Co. - Class A - REIT	16,939
400	Net 1 UEPS Technologies, Inc.*	6,052
190	Sovran Self Storage, Inc. - REIT	19,093
90	Universal Insurance Holdings, Inc.	1,777
150	Walker & Dunlop, Inc.*	4,431
		103,784
	HEALTH CARE – 7.1%
20	Cambrex Corp.*	1,073
130	Exactech, Inc.*	2,279
60	LHC Group, Inc.*	2,793
30	Masimo Corp.*	1,244
240	Natus Medical, Inc.*	11,707
120	Omega Protein Corp.*	2,950
170	PharMerica Corp.*	5,783
30	Repligen Corp.*	853
130	SciClone Pharmaceuticals, Inc.*	1,192
50	Sucampo Pharmaceuticals, Inc. - Class A*	857
30	United Therapeutics Corp.*	4,579
30	USANA Health Sciences, Inc.*	4,018
20	VCA, Inc.*	1,101
		40,429
	INDUSTRIALS – 13.6%
190	Aegion Corp.*	4,188
60	ArcBest Corp.	1,445
30	Argan, Inc.	1,179
80	Astronics Corp.*	3,095
12	Astronics Corp. - Class B*	464
710	Federal Signal Corp.	11,971
120	Greenbrier Cos., Inc.	4,066
200	HEICO Corp.	10,296
210	Meritor, Inc.*	2,255
450	MYR Group, Inc.*	9,540
470	Smith & Wesson Holding Corp.*	8,620
20	Stamps.com, Inc.*	2,027
130	Sturm Ruger & Co., Inc.	6,773
40	Swift Transportation Co.*	639
70	Trinity Industries, Inc.	1,900

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
670	Wabash National Corp.*	$8,690
		77,148
	MATERIALS – 1.6%
90	Innospec, Inc.	5,256
390	ZAGG, Inc.*	4,025
		9,281
	TECHNOLOGY – 22.1%
170	Ciena Corp.*	4,257
255	Cirrus Logic, Inc.*	8,430
600	CSG Systems International, Inc.	21,438
300	DSP Group, Inc.*	3,129
240	Extreme Networks, Inc.*	1,061
480	Jabil Circuit, Inc.	12,283
20	LogMeIn, Inc.*	1,428
140	Mellanox Technologies Ltd.*1	6,292
200	Mentor Graphics Corp.	3,746
190	NeoPhotonics Corp.*	1,972
140	NETGEAR, Inc.*	6,175
360	NeuStar, Inc. - Class A*	9,072
410	Newport Corp.*	6,802
590	ON Semiconductor Corp.*	6,467
1,250	Quality Systems, Inc.	20,313
850	ShoreTel, Inc.*	8,721
450	Sigma Designs, Inc.*	3,908
		125,494
	TOTAL COMMON STOCKS (Cost $532,511)	562,851

	SHORT-TERM INVESTMENTS – 1.6%
8,981	Fidelity Institutional Government Portfolio, 0.01%	8,981

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,981)	8,981

	TOTAL INVESTMENTS – 100.7% (Cost $541,492)	571,832
	Liabilities in Excess of Other Assets – (0.7)%	(3,845)

	TOTAL NET ASSETS – 100.0%	$567,987

Oak Ridge Dynamic Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

Oak Ridge Dynamic Small Cap Fund
SUMMARY OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	24.2%
Technology	22.1%
Financials	18.3%
Industrials	13.6%
Health Care	7.1%
Consumer Staples	6.4%
Communications	4.6%
Materials	1.6%
Energy	1.2%
Total Common Stocks	99.1%
Short-Term Investments	1.6%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.4%
	CONSUMER DISCRETIONARY – 23.2%
56	Bright Horizons Family Solutions, Inc.*	$3,714
69	Burlington Stores, Inc.*	3,320
6	Chipotle Mexican Grill, Inc.*	3,477
87	Dunkin' Brands Group, Inc.	3,691
157	Hanesbrands, Inc.	4,815
68	Lennar Corp. - Class A	3,482
105	LKQ Corp.*	3,096
21	O'Reilly Automotive, Inc.*	5,541
75	Penske Automotive Group, Inc.	3,500
146	Sally Beauty Holdings, Inc.*	3,776
22	Ulta Salon Cosmetics & Fragrance, Inc.*	3,674
		42,086
	CONSUMER STAPLES – 7.6%
48	Church & Dwight Co., Inc.	4,117
30	Constellation Brands, Inc. - Class A	4,208
73	Hain Celestial Group, Inc.*	3,117
53	United Natural Foods, Inc.*	2,327
		13,769
	ENERGY – 1.9%
27	Diamondback Energy, Inc.*	2,106
50	Gulfport Energy Corp.*	1,271
		3,377
	FINANCIALS – 6.2%
20	Affiliated Managers Group, Inc.*	3,545
102	BankUnited, Inc.	3,855
93	PRA Group, Inc.*	3,842
		11,242
	HEALTH CARE – 15.7%
59	Acadia Healthcare Co., Inc.*	4,072
137	Akorn, Inc.*	4,562
64	Globus Medical, Inc. - Class A*	1,736
25	Incyte Corp.*	2,856
45	Isis Pharmaceuticals, Inc.*	2,747
32	Pacira Pharmaceuticals, Inc.*	2,072
15	Perrigo Co. PLC[1]	2,241
31	Sirona Dental Systems, Inc.*	3,363
36	Teleflex, Inc.	4,741
		28,390
	INDUSTRIALS – 21.7%
77	A.O. Smith Corp.	6,141
67	AMETEK, Inc.	3,783
102	Fortune Brands Home & Security, Inc.	5,607
46	Middleby Corp.*	5,062

Oak Ridge Growth Opportunity Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
70	Robert Half International, Inc.	$3,583
35	Snap-on, Inc.	6,026
56	Verisk Analytics, Inc. - Class A*	4,197
39	Watsco, Inc.	4,957
		39,356
	MATERIALS – 2.3%
40	Vulcan Materials Co.	4,107

	TECHNOLOGY – 17.8%
14	Alliance Data Systems Corp.*	4,016
86	Amphenol Corp. - Class A	4,734
72	EPAM Systems, Inc.*	5,668
98	FireEye, Inc.*	2,242
87	Fortinet, Inc.*	3,134
62	Gartner, Inc.*	5,785
79	MAXIMUS, Inc.	4,483
70	Qlik Technologies, Inc.*	2,227
		32,289
	TOTAL COMMON STOCKS (Cost $151,996)	174,616

	SHORT-TERM INVESTMENTS – 17.0%
30,845	Fidelity Institutional Government Portfolio, 0.01%[2]	30,845

	TOTAL SHORT-TERM INVESTMENTS (Cost $30,845)	30,845

	TOTAL INVESTMENTS – 113.4% (Cost $182,841)	205,461
	Liabilities in Excess of Other Assets – (13.4)%	(24,202)

	TOTAL NET ASSETS – 100.0%	$181,259

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
SUMMARY OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	23.2%
Industrials	21.7%
Technology	17.8%
Health Care	15.7%
Consumer Staples	7.6%
Financials	6.2%
Materials	2.3%
Energy	1.9%
Total Common Stocks	96.4%
Short-Term Investments	17.0%
Total Investments	113.4%
Liabilities in Excess of Other Assets	(13.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.0%
	CONSUMER DISCRETIONARY – 24.3%
2,565	Amazon.com, Inc.*	$1,705,212
2,255	Chipotle Mexican Grill, Inc.*	1,306,885
66,325	Hanesbrands, Inc.	2,034,188
17,880	Home Depot, Inc.	2,393,774
42,530	LKQ Corp.*	1,254,210
18,525	Marriott International, Inc. - Class A	1,313,608
7,480	O'Reilly Automotive, Inc.*	1,973,748
995	Priceline Group, Inc.*	1,242,606
18,595	Starbucks Corp.	1,141,547
19,735	Time Warner, Inc.	1,381,055
26,215	TJX Cos., Inc.	1,850,779
14,675	VF Corp.	949,472
		18,547,084
	CONSUMER STAPLES – 8.2%
17,880	Church & Dwight Co., Inc.	1,533,568
21,660	CVS Health Corp.	2,037,989
24,220	Mondelez International, Inc. - Class A	1,057,445
16,385	PepsiCo, Inc.	1,641,122
		6,270,124
	ENERGY – 1.7%
9,190	EOG Resources, Inc.	766,722
22,300	Kinder Morgan, Inc.	525,611
		1,292,333
	FINANCIALS – 5.3%
6,910	Affiliated Managers Group, Inc.*	1,224,659
6,340	Intercontinental Exchange, Inc.	1,647,385
11,765	MasterCard, Inc. - Class A	1,152,029
		4,024,073
	HEALTH CARE – 18.6%
4,205	Alexion Pharmaceuticals, Inc.*	750,340
7,410	Allergan plc*1	2,325,925
2,555	Biogen, Inc.*	732,927
21,375	Cardinal Health, Inc.	1,856,419
15,745	Celgene Corp.*	1,723,290
11,185	Cerner Corp.*	666,626
26,430	Eli Lilly & Co.	2,168,317
10,115	Gilead Sciences, Inc.	1,071,786
6,625	Incyte Corp.*	756,840
12,040	Isis Pharmaceuticals, Inc.*	734,922
4,700	Perrigo Co. PLC[1]	702,133
6,485	UnitedHealth Group, Inc.	730,924
		14,220,449
	INDUSTRIALS – 7.5%
33,125	AMETEK, Inc.	1,870,238

Oak Ridge Large Cap Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
24,365	Danaher Corp.	$2,348,542
15,957	Illinois Tool Works, Inc.	1,499,639
		5,718,419
	MATERIALS – 2.1%
13,820	Ecolab, Inc.	1,646,791

	TECHNOLOGY – 28.3%
3,990	Alphabet, Inc. - Class A*	3,043,771
2,280	Alphabet, Inc. - Class C*	1,693,128
42,175	Apple, Inc.	4,989,302
21,375	Citrix Systems, Inc.*	1,638,821
14,675	Cognizant Technology Solutions Corp. - Class A*	947,712
16,385	Facebook, Inc. - Class A*	1,707,972
21,035	Fortinet, Inc.*	757,681
53,145	Intel Corp.	1,847,852
38,045	Microsoft Corp.	2,067,746
37,115	Visa, Inc. - Class A	2,932,456
		21,626,441
	TOTAL COMMON STOCKS (Cost $47,783,877)	73,345,714

	SHORT-TERM INVESTMENTS – 3.8%
2,883,419	Fidelity Institutional Government Portfolio, 0.01%[2]	2,883,419

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,883,419)	2,883,419

	TOTAL INVESTMENTS – 99.8% (Cost $50,667,296)	76,229,133
	Other Assets in Excess of Liabilities – 0.2%	190,109

	TOTAL NET ASSETS – 100.0%	$76,419,242

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Large Cap Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	28.3%
Consumer Discretionary	24.3%
Health Care	18.6%
Consumer Staples	8.2%
Industrials	7.5%
Financials	5.3%
Materials	2.1%
Energy	1.7%
Total Common Stocks	96.0%
Short-Term Investments	3.8%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.5%
	COMMUNICATIONS – 3.0%
269	Verizon Communications, Inc.	$12,226

	CONSUMER DISCRETIONARY – 13.8%
414	General Motors Co.	14,987
144	Home Depot, Inc.	19,279
174	Time Warner, Inc.	12,176
147	VF Corp.	9,511
		55,953
	CONSUMER STAPLES – 15.3%
187	CVS Health Corp.	17,595
141	Hershey Co.	12,170
76	Kraft Heinz Co.	5,600
228	Mondelez International, Inc. - Class A	9,955
170	PepsiCo, Inc.	17,027
		62,347
	ENERGY – 7.4%
110	Chevron Corp.	10,045
143	Exxon Mobil Corp.	11,677
347	Kinder Morgan, Inc.	8,179
		29,901
	FINANCIALS – 13.1%
53	BlackRock, Inc.	19,277
154	CME Group, Inc.	15,038
286	JPMorgan Chase & Co.	19,071
		53,386
	HEALTH CARE – 17.7%
92	Amgen, Inc.	14,821
197	Cardinal Health, Inc.	17,110
161	Eli Lilly & Co.	13,208
123	Gilead Sciences, Inc.	13,033
120	UnitedHealth Group, Inc.	13,525
		71,697
	INDUSTRIALS – 9.2%
136	Boeing Co.	19,781
187	Illinois Tool Works, Inc.	17,574
		37,355
	TECHNOLOGY – 17.0%
219	Apple, Inc.	25,908
154	Automatic Data Processing, Inc.	13,284
470	Intel Corp.	16,342

Oak Ridge Dividend Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of November 30, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
251	Microsoft Corp.	$13,642
		69,176
	TOTAL COMMON STOCKS (Cost $333,808)	392,041

	SHORT-TERM INVESTMENTS – 8.3%
33,864	Fidelity Institutional Government Portfolio, 0.01%[1]	33,864

	TOTAL SHORT-TERM INVESTMENTS (Cost $33,864)	33,864

	TOTAL INVESTMENTS – 104.8% (Cost $367,672)	425,905
	Liabilities in Excess of Other Assets – (4.8)%	(19,398)

	TOTAL NET ASSETS – 100.0%	$406,507

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
SUMMARY OF INVESTMENTS
As of November 30, 2015 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Health Care	17.7%
Technology	17.0%
Consumer Staples	15.3%
Consumer Discretionary	13.8%
Financials	13.1%
Industrials	9.2%
Energy	7.4%
Communications	3.0%
Total Common Stocks	96.5%
Short-Term Investments	8.3%
Total Investments	104.8%
Liabilities in Excess of Other Assets	(4.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2015 (Unaudited)

	Oak Ridge Small Cap Growth Fund		Oak Ridge International Small Cap Fund	Oak Ridge Dynamic Small Cap Fund
Assets:
Investments, at cost	$1,882,584,044		$24,985,720	$541,492
Investments in affiliated issuers, at cost	48,292,105		-	-
Investments, at value	$2,394,904,805		$26,492,168	$571,832
Investments in affiliated issuers, at value	42,486,115		-	-
Receivables:
Investment securities sold	-		-	21,531
Fund shares sold	1,458,876		-	-
Dividends and interest	343,140		16,824	441
Due from Advisor	-		-	1,228
Prepaid expenses	355,056		21,981	2,281
Prepaid offering costs	-		18,032	17,963
Total assets	2,439,547,992		26,549,005	615,276

Liabilities:
Payables:
Fund shares redeemed	$3,055,957		$-	$-
Investment securities purchased	-		-	25,227
Advisory fees	1,599,162		6,830	-
Transfer agent fees and expenses - Class A (Note 2)	69,218		-	-
Transfer agent fees and expenses - Class C (Note 2)	32,004		-	-
Transfer agent fees and expenses - Class I (Note 2)	118,338	[1]	4,903	4,418
Transfer agent fees and expenses - Class K (Note 2)	1,362		-	-
Distribution fees - Class A (Note 8)	84,707		-	-
Distribution fees - Class C (Note 8)	68,174		-	-
Fund administration fees	109,068		3,519	3,518
Auditing fees	8,544		4,375	4,375
Fund accounting fees	6,477		5,611	3,021
Custody fees	4,997		2,716	1,421
Trustees' fees and expenses	866		1,170	1,170
Chief Compliance Officer fees	123		1,359	1,358
Offering costs - Advisor	-		34,129	-
Shareholder servicing fees (Note 7)	-		4,342	92
Accrued other expenses	50,193		2,575	2,689
Total liabilities	5,209,190		71,529	47,289

Net Assets	$2,434,338,802		$26,477,476	$567,987

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$1,791,970,508		$25,000,100	$541,697
Accumulated net investment income (loss)	(18,630,725)		(20,108)	372
Accumulated net realized gain (loss) on investments and
foreign currency transactions	154,484,248		(8,940)	(4,422)
Net unrealized appreciation (depreciation) on:
Investments	512,320,761		1,506,448	30,340
Foreign currency translations	-		(24)	-
Net unrealized depreciation on affiliated issuers	(5,805,990)		-	-
Net Assets	$2,434,338,802		$26,477,476	$567,987

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2015 (Unaudited) - Continued

	Oak Ridge Small Cap Growth Fund	Oak Ridge International Small Cap Fund	Oak Ridge Dynamic Small Cap Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$414,747,203	$-	$-
Shares of beneficial interest issued and outstanding	11,027,236	-	-
Redemption price per share*	37.61	-	-
Maximum sales charge (5.75% of offering price)**	2.29	-	-
Maximum offering price to public	$39.90	$-	$-

Class C Shares:
Net assets applicable to shares outstanding	$83,640,632	$-	$-
Shares of beneficial interest issued and outstanding	2,736,994	-	-
Redemption price per share	$30.56	$-	$-

Class I Shares:[1]
Net assets applicable to shares outstanding	$1,808,688,096	$26,477,476	$567,987
Shares of beneficial interest issued and outstanding	47,013,038	2,500,010	52,008
Redemption price per share	$38.47	$10.59	$10.92

Class K Shares:
Net assets applicable to shares outstanding	$127,262,871	$-	$-
Shares of beneficial interest issued and outstanding	3,332,741	-	-
Redemption price per share	$38.19	$-	$-

[1]	Effective September 30, 2015, the Class Y shares of Oak Ridge Small Cap Growth Fund were re-designated as Class I shares.
*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.
***	A Contingent Deferred Sales Charge ("CDSC") of 1% may be charged on share purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2015 (Unaudited)

	Oak Ridge Growth Opportunity Fund	Oak Ridge Large Cap Growth Fund		Oak Ridge Dividend Growth Fund
Assets:
Investments, at cost	$182,841	$50,667,296		$367,672
Investments, at value	$205,461	$76,229,133		$425,905
Receivables:
Fund shares sold	-	214,787		-
Dividends and interest	158	75,142		845
Due from Advisor	-	9,436		-
Prepaid expenses	5,063	70,606		6,665
Total assets	210,682	76,599,104		433,415

Liabilities:
Payables:
Fund shares redeemed	$-	$53,888		$-
Transfer agent fees and expenses - Class A (Note 2)	1,713	26,829		824
Transfer agent fees and expenses - Class C (Note 2)	-	19,034		-
Transfer agent fees and expenses - Class I (Note 2)	4,247	1,928	[1]	3,252
Distribution fees - Class A (Note 8)	11	9,113		17
Distribution fees - Class C (Note 8)	-	14,505		-
Fund administration fees	6,629	6,594		5,344
Auditing fees	9,552	7,427		9,552
Fund accounting fees	696	3,200		679
Custody fees	241	646		698
Trustees' fees and expenses	700	2,162		1,348
Chief Compliance Officer fees	861	361		361
Offering costs - Advisor	1,640	-		1,233
Shareholder servicing fees (Note 7)	315	-		666
Accrued other expenses	2,818	34,175		2,934
Total liabilities	29,423	179,862		26,908

Net Assets	$181,259	$76,419,242		$406,507

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an
unlimited number of shares authorized)	$159,124	$96,012,253		$341,509
Accumulated net investment income (loss)	(1,523)	(281,871)		823
Accumulated net realized gain (loss) on investments and
foreign currency transactions	1,038	(44,872,977)		5,941
Net unrealized appreciation on:
Investments	22,620	25,561,837		58,234
Net Assets	$181,259	$76,419,242		$406,507

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2015 (Unaudited) - Continued

	Oak Ridge Growth Opportunity Fund	Oak Ridge Large Cap Growth Fund	Oak Ridge Dividend Growth Fund
Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$55,585	$42,819,112	$84,333
Shares of beneficial interest issued and outstanding	4,544	2,077,458	6,812
Redemption price per share*	12.23	20.61	12.38
Maximum sales charge (5.75% of offering price)**	0.75	1.26	0.76
Maximum offering price to public	$12.98	$21.87	$13.14

Class C Shares:
Net assets applicable to shares outstanding	$-	$17,589,968	$-
Shares of beneficial interest issued and outstanding	-	940,826	-
Redemption price per share	$-	$18.70	$-

Class I Shares:[1]
Net assets applicable to shares outstanding	$125,674	$16,010,162	$322,174
Shares of beneficial interest issued and outstanding	10,261	762,659	25,858
Redemption price per share	$12.25	$20.99	$12.46

[1]	Effective September 30, 2015, the Class Y shares of Oak Ridge Large Cap Growth Fund were re-designated as Class I shares.
*
No sales charge applies on investments of $500,000 or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% may be imposed on certain redemptions of such shares within 12 months of the date of purchase.

**	On sales of $50,000 or more, the sales charge will be reduced.
***	A Contingent Deferred Sales Charge ("CDSC") of 1% may be charged on share purchases that are redeemed in whole or in part within 12 months of purchase.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Periods Ended November 30, 2015 (Unaudited)

	Oak Ridge Small Cap Growth Fund	Oak Ridge International Small Cap Fund	Oak Ridge Dynamic Small Cap Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $2,824 and $0, respectively)	$3,903,904	$35,032	$1,446
Interest	7,049	46	-
Total investment income	3,910,953	35,078	1,446

Expenses:
Advisory fees	10,237,161	44,150	844
Transfer agent fees and expenses - Class A (Note 2)	430,103	-	-
Transfer agent fees and expenses - Class C (Note 2)	100,676	-	-
Transfer agent fees and expenses - Class I (Note 2)	1,398,648 [1]	4,903	4,418
Transfer agent fees and expenses - Class K (Note 2)	558	-	-
Distribution fees - Class A (Note 8)	554,934	-	-
Distribution fees - Class C (Note 8)	447,096	-	-
Fund administration fees	480,893	4,838	4,838
Shareholder reporting fees	214,999	892	792
Fund accounting fees	122,544	5,611	3,021
Custody fees	64,637	2,716	1,421
Registration fees	42,001	4,133	487
Legal fees	25,999	2,006	2,005
Miscellaneous	9,987	590	790
Auditing fees	8,749	4,375	4,375
Offering costs	8,582	3,548	3,548
Insurance fees	6,899	201	201
Trustees' fees and expenses	5,250	1,170	1,170
Chief Compliance Officer fees	2,188	1,358	1,358
Shareholder servicing fees (Note 7)	-	4,342	92

Total expenses	14,161,904	84,833	29,360
Less fees waived and expenses reimbursed	-	(29,647)	(28,286)
Affiliated fund fee waived (Note 4)	(35,691)	-	-
Net expenses	14,126,213	55,186	1,074
Net investment income (loss)	(10,215,260)	(20,108)	372

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Affiliated Issuers:
Net realized gain (loss) on:
Investments	50,745,099	78,235	(4,422)
Foreign currency transactions	-	(87,175)	-
Net realized gain (loss)	50,745,099	(8,940)	(4,422)
Net change in unrealized appreciation/depreciation on:
Investments	(271,696,647)	1,506,448	30,340
Foreign currency translations	-	(24)	-
Affiliated issuers	1,957,401	-	-
Net change in unrealized appreciation/depreciation	(269,739,246)	1,506,424	30,340
Net realized and unrealized gain (loss) on investments, foreign currency and affiliated issuers	(218,994,147)	1,497,484	25,918

Net Increase (Decrease) in Net Assets from Operations	$(229,209,407)	$1,477,376	$26,290

[1]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Periods Ended November 30, 2015 (Unaudited)

	Oak Ridge Growth Opportunity Fund	Oak Ridge Large Cap Growth Fund	Oak Ridge Dividend Growth Fund
Investment Income:
Dividends	$525	$411,798	$4,993
Interest	2	148	2
Total investment income	527	411,946	4,995

Expenses:
Advisory fees	684	286,698	1,491
Transfer agent fees and expenses - Class A (Note 2)	4,555	46,500	3,191
Transfer agent fees and expenses - Class C (Note 2)	-	15,151	-
Transfer agent fees and expenses - Class I (Note 2)	11,290	11,701 [1]	12,583
Distribution fees - Class A (Note 8)	65	53,938	100
Distribution fees - Class C (Note 8)	-	88,267	-
Fund administration fees	23,177	22,633	22,652
Shareholder reporting fees	750	9,501	1,250
Fund accounting fees	17,932	20,386	17,766
Custody fees	3,903	8,561	4,452
Registration fees	1,100	26,395	2,399
Legal fees	6,801	10,001	6,750
Miscellaneous	2,350	2,000	1,500
Auditing fees	8,749	8,749	8,749
Offering costs	-	8,607	-
Insurance fees	600	701	650
Trustees' fees and expenses	2,251	3,250	2,500
Chief Compliance Officer fees	2,646	2,147	3,446
Shareholder servicing fees (Note 7)	45	-	99

Total expenses	86,898	625,186	89,578
Less fees waived and expenses reimbursed	(85,788)	(91,458)	(87,490)
Net expenses	1,110	533,728	2,088
Net investment income (loss)	(583)	(121,782)	2,907

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on Investments	2,264	5,718,539	2,546
Net change in unrealized appreciation/depreciation on Investments	(16,274)	(4,739,165)	(14,426)
Net realized and unrealized gain (loss) on investments	(14,010)	979,374	(11,880)

Net Increase (Decrease) in Net Assets from Operations	$(14,593)	$857,592	$(8,973)

[1]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2015 (Unaudited)	For the Period December 1, 2014 through May 31, 2015*	For the Year Ended November 30, 2014

Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(10,215,260)	$(9,685,512)	$(17,094,009)
Net realized gain on investments	50,745,099	117,726,083	145,255,548
Net change in unrealized appreciation/depreciation on investments and
affiliated issuers	(269,739,246)	68,340,972	(2,052,651)
Net increase (decrease) in net assets resulting from operations	(229,209,407)	176,381,543	126,108,888

Distributions to Shareholders:
From net realized gain:
Class A	-	(29,453,144)	-
Class C	-	(7,041,104)	-
Class I2	-	(97,385,396)	-
Class K	-	(7,349,575)	-
Total distributions to shareholders	-	(141,229,219)	-

Capital Transactions:
Net proceeds from shares sold:
Class A	49,167,434	55,604,301	124,418,443	[1]
Class B	-	-	58,654	[1]
Class C	5,257,859	7,122,595	14,505,920	[1]
Class I2	315,787,602	328,750,802	492,468,016	[1]
Class K	23,224,380	46,422,397	97,245,575	[1]
Class R	-	-	3,057,401	[1]
Reinvestment of distributions:
Class A	-	26,746,817	-
Class C	-	5,550,927	-
Class I2	-	91,639,175	-
Class K	-	5,412,813	-
Cost of shares redeemed:
Class A	(59,943,107)	(87,678,661)	(285,638,946)	[1]
Class B	-	-	(1,708,154)	[1]
Class C	(8,044,209)	(9,901,224)	(29,722,048)	[1]
Class I2	(182,052,884)	(198,348,238)	(278,828,581)	[1]
Class K	(14,188,706)	(10,597,089)	(27,470,049)	[1]
Class R	-	-	(867,789)	[1]
Net increase in net assets from capital transactions	129,208,369	260,724,615	107,518,442

Total increase (decrease) in net assets	(100,001,038)	295,876,939	233,627,330

Net Assets:
Beginning of period	2,534,339,840	2,238,462,901	2,004,835,571
End of period	$2,434,338,802	$2,534,339,840	$2,238,462,901

Accumulated net investment income (loss)	$(18,630,725)	$(8,415,465)	$-

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS - Continued

	For the Six Months Ended November 30, 2015 (Unaudited)	For the Period December 1, 2014 through May 31, 2015*	For the Year Ended November 30, 2014

Capital Share Transactions:
Shares sold:
Class A	1,244,115	1,381,575	3,373,878	[1]
Class B	-	-	1,720	[1]
Class C	163,007	221,546	450,512	[1]
Class I2	7,785,153	8,009,563	12,541,889	[1]
Class K	575,499	1,142,325	2,515,644	[1]
Class R	-	-	79,867	[1]
Shares reinvested:
Class A	-	726,224	-
Class C	-	184,110	-
Class I2	-	2,439,159	-
Class K	-	145,349	-
Shares redeemed:
Class A	(1,527,743)	(2,227,059)	(7,409,149)	[1]
Class B	-	-	(127,713)	[1]
Class C	(251,014)	(304,063)	(929,698)	[1]
Class I2	(4,529,735)	(4,866,012)	(7,063,165)	[1]
Class K	(354,993)	(261,752)	(703,499)	[1]
Class R	-	-	(115,261)	[1]
Net increase in capital share transactions	3,104,289	6,590,965	2,615,025

*	Fiscal year changed to May 31, effective December 1, 2014.
[1]
With the Plan of Reorganization with respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Acquiring Fund, Class C, Class K and Class Y shareholders received Class C, Class K and Class Y shares of the Acquring Fund, respectively, effective as of the close of business on October 17, 2014.  See Note 3 in the accompanying Notes to Financial Statements.

[2]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

See accompanying Notes to Financial Statements.

Oak Ridge International Small Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period September 30, 2015* through November 30, 2015 (Unaudited)

Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(20,108)
Net realized loss on investments	(8,940)
Net change in unrealized appreciation/depreciation on investments	1,506,424
Net increase in net assets resulting from operations	1,477,376

Capital Transactions:
Net proceeds from shares sold:
Class I	25,000,100
Net increase in net assets from capital transactions	25,000,100

Total increase in net assets	26,477,476

Net Assets:
Beginning of period	-
End of period	$26,477,476

Accumulated net investment loss	$(20,108)

Capital Share Transactions:
Shares sold:
Class I	2,500,010
Net increase in capital share transactions	2,500,010

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Dynamic Small Cap Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period September 30, 2015* through November 30, 2015 (Unaudited)

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$372
Net realized loss on investments	(4,422)
Net change in unrealized appreciation/depreciation on investments	30,340
Net increase in net assets resulting from operations	26,290

Capital Transactions:
Net proceeds from shares sold:
Class I	100
Class I Capital Issued with Reorganization of Private Fund (Note 1)	541,597
Net increase in net assets from capital transactions	541,697

Total increase in net assets	567,987

Net Assets:
Beginning of period	-
End of period	$567,987

Accumulated net investment income	$372

Capital Share Transactions:
Shares sold:
Class I	10
Class I Shares Issued with Reorganization of Private Fund (Note 1)	51,998
Net increase in capital share transactions	52,008

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015

Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(583)	$(1,072)
Net realized gain on investments	2,264	1,865
Net change in unrealized appreciation/depreciation on investments	(16,274)	22,626
Net increase (decrease) in net assets resulting from operations	(14,593)	23,419

Distributions to Shareholders:
From net realized gain:
Class A	-	(832)
Class I	-	(3,089)
Total distributions to shareholders	-	(3,921)

Capital Transactions:
Net proceeds from shares sold:
Class A	32,062	6,482
Reinvestment of distributions
Class A	-	832
Class I	-	3,089
Cost of shares redeemed:
Class A	(14,718)	(30)
Net increase in net assets from capital transactions	17,344	10,373

Total increase in net assets	2,751	29,871

Net Assets:
Beginning of period	178,508	148,637
End of period	$181,259	$178,508

Accumulated net investment loss	$(1,523)	$(940)

Capital Share Transactions:
Shares sold:
Class A	2,468	502
Shares reinvested:
Class A	-	70
Class I	-	260
Shares redeemed:
Class A	(1,188)	(3)
Net increase in capital share transactions	1,280	829

See accompanying Notes to Financial Statements.

Oak Ridge Large Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2015 (Unaudited)	For the Period December 1, 2014 through May 31, 2015*	For the Year Ended November 30, 2014

Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(121,782)	$(175,427)	$(402,351)
Net realized gain on investments	5,718,539	3,702,268	18,376,312
Net change in unrealized appreciation/depreciation on investments	(4,739,165)	(369,999)	(8,564,335)
Net increase in net assets resulting from operations	857,592	3,156,842	9,409,626

Capital Transactions:
Net proceeds from shares sold:
Class A	599,858	2,165,468	4,397,176	[1]
Class B	-	-	32,050	[1]
Class C	748,239	550,814	2,582,353	[1]
Class I2	362,989	876,832	4,236,745	[1]
Class R	-	-	285,253	[1]
Cost of shares redeemed:
Class A	(2,730,725)	(4,303,651)	(24,111,531)	[1]
Class B	-	-	(1,279,892)	[1]
Class C	(1,825,720)	(2,227,683)	(8,261,718)	[1]
Class I2	(912,737)	(1,374,149)	(2,603,383)	[1]
Class R	-	-	(353,403)	[1]
Net decrease in net assets from capital transactions	(3,758,096)	(4,312,369)	(25,076,350)

Total increase (decrease) in net assets	(2,900,504)	(1,155,527)	(15,666,724)

Net Assets:
Beginning of period	79,319,746	80,475,273	96,141,997
End of period	$76,419,242	$79,319,746	$80,475,273

Accumulated net investment loss	$(281,871)	$(160,089)	$(368,079)

Capital Share Transactions:
Shares sold:
Class A	29,686	110,373	369,939	[1]
Class B	-	-	2,012	[1]
Class C	40,707	30,801	158,372	[1]
Class I2	17,723	42,982	226,845	[1]
Class R	-	-	16,735	[1]
Shares redeemed:
Class A	(135,454)	(215,923)	(1,340,721)	[1]
Class B	-	-	(143,340)	[1]
Class C	(99,331)	(122,707)	(502,368)	[1]
Class I2	(44,581)	(67,737)	(143,675)	[1]
Class R	-	-	(87,193)	[1]
Net decrease in capital share transactions	(191,250)	(222,211)	(1,443,394)

*	Fiscal year changed to May 31, effective December 1, 2014.
[1]
With the Plan of Reorganization with respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Acquiring Fund, Class C and Class Y shareholders received Class C and Class Y shares of the Acquiring Fund, respectively, effective as of the close of business on October 17, 2014.  See Note 3 in the accompanying Notes to Financial Statements.

[2]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2015 (Unaudited)	For the Year Ended May 31, 2015

Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,907	$4,664
Net realized gain on investments	2,546	3,395
Net change in unrealized appreciation/depreciation on investments	(14,426)	30,117
Net increase (decrease) in net assets resulting from operations	(8,973)	38,176

Distributions to Shareholders:
From net investment income:
Class A	(485)	(385)
Class I	(2,313)	(4,257)
From net realized gain:
Class A	-	(25)
Class I	-	(276)
Total distributions to shareholders	(2,798)	(4,943)

Capital Transactions:
Net proceeds from shares sold:
Class A	19,898	36,156
Reinvestment of distributions:
Class A	484	410
Class I	2,313	4,533
Cost of shares redeemed:
Class A	(391)	(50)
Net increase in net assets from capital transactions	22,304	41,049

Total increase in net assets	10,533	74,282

Net Assets:
Beginning of period	395,974	321,692
End of period	$406,507	$395,974

Accumulated net investment income	$823	$714

Capital Share Transactions:
Shares sold:
Class A	1,585	2,869
Shares reinvested:
Class A	41	34
Class I	194	375
Shares redeemed:
Class A	(32)	(5)
Net increase in capital share transactions	1,788	3,273

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class A*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2015 (Unaudited)		For the Period December 1, 2014 through May 31, 2015**		For the Year Ended November 30, 2014***		For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Net asset value, beginning of period	$41.23		$40.94		$38.74		$29.43	$28.42	$26.84	$20.96
Income from Investment Operations:
Net investment loss	(0.20)	[1]	(0.21)	[1]	(0.40)	[1]	(0.32)	(0.27)	(0.28)	(0.22)
Net realized and unrealized gain (loss) on investments	(3.42)		3.10		2.60		11.58	2.18	3.30	6.10
Total from investment operations	(3.62)		2.89		2.20		11.26	1.91	3.02	5.88

Less Distributions:
From net realized gain	-		(2.60)		-		(1.95)	(0.90)	(1.44)	-

Net asset value, end of period	$37.61		$41.23		$40.94		$38.74	$29.43	$28.42	$26.84

Total return[2]	(8.78)%	[3]	7.83%	[3]	5.68%		38.32%	6.76%	11.51%	28.05%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$414,747		$466,398		$467,897		$599,193	$419,590	$523,611	$493,766

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.34%	[4]	1.34%	[4]	1.39%		1.40%	1.51%	1.51%	1.56%
After fees waived and expenses absorbed	1.34%	[4]	1.34%	[4]	1.38%		1.40%	1.40%	1.40%	1.28%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.03)%	[4]	(1.03)%	[4]	(1.04)%		(0.99)%	(0.98)%	(1.11)%	(1.21)%
After fees waived and expenses absorbed	(1.03)%	[4]	(1.03)%	[4]	(1.03)%		(0.99)%	(0.88)%	(1.00)%	(0.92)%

Portfolio turnover rate	14%	[3]	22%	[3]	23%		24%	23%	26%	27%

*
Financial information from December 1, 2009 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
***
In connection with the reorganization of the Pioneer Oak Ridge Small Cap Growth Fund into Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014, Class B and Class R per share amounts are included with Class A per share amounts to properly reflect the historic performance of the fund.  See Note 3 in the accompanying Notes to Financial Statements.

[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.  Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class C*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2015 (Unaudited)		For the Period December 1, 2014 through May 31, 2015**		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011	For the Year Ended November 30, 2010
Net asset value, beginning of period	$33.63		$34.01		$32.42		$25.04	$24.48	$23.50	$18.52
Income from Investment Operations:
Net investment loss	(0.29)	[1]	(0.29)	[1]	(0.56)	[1]	(0.46)	(0.36)	(0.42)	(0.38)
Net realized and unrealized gain (loss) on investments	(2.78)		2.51		2.15		9.79	1.82	2.84	5.36
Total from investment operations	(3.07)		2.22		1.59		9.33	1.46	2.42	4.98

Less Distributions:
From net realized gain	-		(2.60)		-		(1.95)	(0.90)	(1.44)	-

Net asset value, end of period	$30.56		$33.63		$34.01		$32.42	$25.04	$24.48	$23.50

Total return[2]	(9.13)%	[3]	7.42%	[3]	4.90%		37.33%	6.01%	10.59%	26.89%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$83,641		$95,018		$92,622		$103,819	$73,426	$60,111	$47,291

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.12%	[4]	2.12%	[4]	2.08%		2.12%	2.17%	2.20%	2.29%
After fees waived and expenses absorbed	2.12%	[4]	2.12%	[4]	2.08%		2.12%	2.17%	2.20%	2.18%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.81)%	[4]	(1.81)%	[4]	(1.74)%		(1.71)%	(1.63)%	(1.81)%	(1.93)%
After fees waived and expenses absorbed	(1.81)%	[4]	(1.81)%	[4]	(1.74)%		(1.71)%	(1.63)%	(1.81)%	(1.82)%

Portfolio turnover rate	14%	[3]	22%	[3]	23%		24%	23%	26%	27%

*
Financial information from December 1, 2009 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class I*5

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2015 (Unaudited)		For the Period December 1, 2014 through May 31, 2015**		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013	For the Year Ended November 30, 2012	For the Year Ended November 30, 2011	For the Period December 29, 2009*** through November 30, 2010
Net asset value, beginning of period	$42.12		$41.69		$39.31		$29.73	$28.59	$26.91	$22.77
Income from Investment Operations:
Net investment loss	(0.15)	[1]	(0.15)	[1]	(0.26)	[1]	(0.20)	(0.11)	(0.17)	(0.07)
Net realized and unrealized gain (loss) on investments	(3.50)		3.18		2.64		11.73	2.15	3.29	4.21
Total from investment operations	(3.65)		3.03		2.38		11.53	2.04	3.12	4.14

Less Distributions:
From net realized gain	-		(2.60)		-		(1.95)	(0.90)	(1.44)	-

Net asset value, end of period	$38.47		$42.12		$41.69		$39.31	$29.73	$28.59	$26.91

Total return[2]	(8.67)%	[3]	8.03%	[3]	6.05%		38.84%	7.17%	11.86%	18.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,808,688		$1,842,921		$1,591,679		$1,285,381	$844,740	$460,667	$195,799

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.05%	[4]	1.05%	[4]	1.00%		1.02%	1.03%	1.10%	1.03%	[4]
After fees waived and expenses absorbed	1.05%	[4]	1.05%	[4]	1.00%		1.02%	1.03%	1.10%	1.03%	[4]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(0.74)%	[4]	(0.74)%	[4]	(0.65)%		(0.61)%	(0.47)%	(0.71)%	(0.66)%	[4]
After fees waived and expenses absorbed	(0.74)%	[4]	(0.74)%	[4]	(0.65)%		(0.61)%	(0.47)%	(0.71)%	(0.66)%	[4]

Portfolio turnover rate	14%	[3]	22%	[3]	23%		24%	23%	26%	27%	[3]

*
Financial information from December 29, 2009 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
***	Class Y shares were first publicly offered on December 29, 2009.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.
[5]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

See accompanying Notes to Financial Statements.

Oak Ridge Small Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class K*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2015 (Unaudited)		For the Period December 1, 2014 through May 31, 2015**		For the Year Ended November 30, 2014		For the Period December 20, 2012*** through November 30, 2013
Net asset value, beginning of period	$41.77		$41.35		$38.94		$29.77
Income from Investment Operations:
Net investment loss	(0.12)	[1]	(0.12)	[1]	(0.21)	[1]	(0.09)	[2]
Net realized and unrealized gain (loss) on investments	(3.46)		3.14		2.62		11.21
Total from investment operations	(3.58)		3.02		2.41		11.12

Less Distributions:
From net realized gain	-		(2.60)		-		(1.95)

Net asset value, end of period	$38.19		$41.77		$41.35		$38.94

Total return[3]	(8.57)%	[4]	8.08%	[4]	6.19%		37.14%	[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$127,263		$130,003		$86,265		$10,677

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	0.90%	[5]	0.90%	[5]	0.88%		0.89%	[5]
After fees waived and expenses absorbed	0.90%	[5]	0.90%	[5]	0.88%		0.89%	[5]
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(0.58)%	[5]	(0.59)%	[5]	(0.54)%		(0.54)%	[5]
After fees waived and expenses absorbed	(0.58)%	[5]	(0.59)%	[5]	(0.54)%		(0.54)%	[5]

Portfolio turnover rate	14%	[4]	22%	[4]	23%		24%	[4]

*
Financial information from December 20, 2012 through October 17, 2014 is for the Pioneer Oak Ridge Small Cap Growth Fund, which was reorganized into the Oak Ridge Small Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
***	Class K shares were first publicly offered on December 20, 2012.
[1]	Based on average shares outstanding for the period.
[2]
The amount shown for a share outstanding does not correspond with the aggregate gain on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

[3]
Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge International Small Cap Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period September 30, 2015* through November 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.01)
Net realized and unrealized gain on investments	0.60
Total from investment operations	0.59

Net asset value, end of period	$10.59

Total return[2]	5.90%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,477

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.92%	[4]
After fees waived and expenses absorbed	1.25%	[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.13)%	[4]
After fees waived and expenses absorbed	(0.46)%	[4]

Portfolio turnover rate	15%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Dynamic Small Cap Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout the period.

	For the Period September 30, 2015* through November 30, 2015 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income[1]	0.01
Net realized and unrealized gain on investments	0.91
Total from investment operations	0.92

Net asset value, end of period	$10.92

Total return[2]	9.20%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$568

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	31.34%	[4]
After fees waived and expenses absorbed	1.15%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(29.79)%	[4]
After fees waived and expenses absorbed	0.40%	[4]

Portfolio turnover rate	15%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2015 (Unaudited)		For the Year Ended May 31, 2015	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$13.20		$11.73	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.05)		(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.92)		1.89	1.82
Total from investment operations	(0.97)		1.78	1.73

Less Distributions:
From net realized gain	-		(0.31)	-

Net asset value, end of period	$12.23		$13.20	$11.73

Total return[2]	(7.35)%	[3]	15.46%	17.30%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$56		$43	$32

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	95.57%	[4]	111.05%	158.82%	[4]
After fees waived and expenses absorbed	1.40%	[4]	1.40%	1.40%	[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(94.99)%	[4]	(110.51)%	(158.24)%	[4]
After fees waived and expenses absorbed	(0.82)%	[4]	(0.86)%	(0.82)%	[4]

Portfolio turnover rate	28%	[3]	40%	26%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Growth Opportunity Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2015 (Unaudited)		For the Year Ended May 31, 2015	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$13.20		$11.70	$10.00
Income from Investment Operations:
Net investment loss[1]	(0.04)		(0.08)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.91)		1.89	1.76
Total from investment operations	(0.95)		1.81	1.70

Less Distributions:
From net realized gain	-		(0.31)	-

Net asset value, end of period	$12.25		$13.20	$11.70

Total return[2]	(7.20)%	[3]	15.76%	17.00%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$126		$135	$117

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	95.32%	[4]	110.80%	158.57%	[4]
After fees waived and expenses absorbed	1.15%	[4]	1.15%	1.15%	[4]
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(94.74)%	[4]	(110.26)%	(157.99)%	[4]
After fees waived and expenses absorbed	(0.57)%	[4]	(0.61)%	(0.57)%	[4]

Portfolio turnover rate	28%	[3]	40%	26%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class A*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2015 (Unaudited)		For the Period December 1, 2014 through May 31, 2015**		For the Year Ended November 30, 2014***		For the Year Ended November 30, 2013	For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Year Ended November 30, 2010
Net asset value, beginning of period	$20.35		$19.55		$17.40		$13.46	$12.02		$11.59		$10.98
Income from Investment Operations:
Net investment loss	(0.01)	[1]	(0.02)	[1]	(0.05)	[1]	(0.03)	(0.03)		(0.03)		-	[2]
Net realized and unrealized gain on investments	0.27		0.82		2.20		3.97	1.47		0.46		0.62
Total from investment operations	0.26		0.80		2.15		3.94	1.44		0.43		0.62

Less Distributions:
From net investment income	-		-		-		-	-		-		(0.01)

Net asset value, end of period	$20.61		$20.35		$19.55		$17.40	$13.46		$12.02		$11.59

Total return[3]	1.28%	[6]	4.09%	[6]	12.36%		29.27%	11.98%	[5]	3.71%	[4]	5.62%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$42,819		$44,427		$44,742		$56,708	$48,629		$50,370		$81,235

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.54%	[7]	1.61%	[7]	1.59%		1.54%	1.63%		1.55%		1.50%
After fees waived and expenses absorbed	1.20%	[7]	1.20%	[7]	1.23%		1.20%	1.20%		1.20%		1.20%
Ratio of net investment income (loss) to average net assets (including interest expense):							.
Before fees waived and expenses absorbed	(0.46)%	[7]	(0.65)%	[7]	(0.61)%		(0.54)%	(0.67)%		(0.56)%		(0.30)%
After fees waived and expenses absorbed	(0.12)%	[7]	(0.24)%	[7]	(0.25)%		(0.20)%	(0.24)%		(0.21)%		0.01%

Portfolio turnover rate	17%	[6]	11%	[6]	29%		16%	25%		37%		31%

*
Financial information from December 1, 2009 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
***
In connection with the reorganization of the Pioneer Oak Ridge Large Cap Growth Fund into Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014, Class B and Class R per share amounts are included with Class A per share amounts to properly reflect the historic performance of the fund.  See Note 3 in the accompanying Notes to Financial Statements.

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	If the Fund had not recognized a gain in the settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 3.56%.
[5]	If the Fund had not recognized a gain in the settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 11.57%.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class C*

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2015 (Unaudited)		For the Period December 1, 2014 through May 31, 2015**		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013	For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Year Ended November 30, 2010
Net asset value, beginning of period	$18.54		$17.89		$16.07		$12.54	$11.30		$11.00		$10.50
Income from Investment Operations:
Net investment loss	(0.09)	[1]	(0.10)	[1]	(0.18)	[1]	(0.16)	(0.15)		(0.14)		(0.10)
Net realized and unrealized gain on investments	0.25		0.75		2.00		3.69	1.39		0.44		0.60
Total from investment operations	0.16		0.65		1.82		3.53	1.24		0.30		0.50

Net asset value, end of period	$18.70		$18.54		$17.89		$16.07	$12.54		$11.30		$11.00

Total return[2]	0.86%	[5]	3.63%	[5]	11.33%		28.15%	10.97%	[4]	2.73%	[3]	4.76%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$17,590		$18,532		$19,527		$23,060	$19,298		$19,692		$25,199

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	2.25%	[6]	2.30%	[6]	2.19%		2.24%	2.30%		2.27%		2.24%
After fees waived and expenses absorbed	2.10%	[6]	2.10%	[6]	2.10%		2.10%	2.10%		2.10%		2.10%
Ratio of net investment loss to average net assets (including interest expense):
Before fees waived and expenses absorbed	(1.17)%	[6]	(1.34)%	[6]	(1.21)%		(1.24)%	(1.34)%		(1.28)%		(1.03)%
After fees waived and expenses absorbed	(1.02)%	[6]	(1.14)%	[6]	(1.12)%		(1.10)%	(1.14)%		(1.10)%		(0.90)%

Portfolio turnover rate	17%	[5]	11%	[5]	29%		16%	25%		37%		31%

*
Financial information from December 1, 2009 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 2.39%.
[4]	If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 10.58%.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Large Cap Growth Fund
FINANCIAL HIGHLIGHTS
Class I*8

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2015 (Unaudited)		For the Period December 1, 2014 through May 31, 2015**		For the Year Ended November 30, 2014		For the Year Ended November 30, 2013	For the Year Ended November 30, 2012		For the Year Ended November 30, 2011		For the Year Ended November 30, 2010
Net asset value, beginning of period	$20.72		$19.90		$17.69		$13.68	$12.21		$11.75		$11.12
Income from Investment Operations:
Net investment income (loss)	(0.01)	[1]	(0.02)	[1]	(0.02)	[1]	(0.03)	(0.02)		-	[2]	0.03
Net realized and unrealized gain on investments	0.28		0.84		2.23		4.04	1.49		0.46		0.63
Total from investment operations	0.27		0.82		2.21		4.01	1.47		0.46		0.66

Less Distributions:
From net investment income	-		-		-		-	-		-		(0.03)

Net asset value, end of period	$20.99		$20.72		$19.90		$17.69	$13.68		$12.21		$11.75

Total return[3]	1.30%	[6]	4.12%	[6]	12.49%		29.31%	12.04%	[5]	3.91%	[4]	5.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16,010		$16,361		$16,206		$12,934	$13,046		$16,385		$46,323

Ratio of expenses to average net assets (including interest expense):
Before fees waived and expenses absorbed	1.22%	[7]	1.15%	[7]	1.09%		1.17%	1.11%		0.97%		0.94%
After fees waived and expenses absorbed	1.17%	[7]	1.15%	[7]	1.09%		1.17%	1.11%		0.97%		0.94%
Ratio of net investment income (loss) to average net assets (including interest expense):
Before fees waived and expenses absorbed	(0.14)%	[7]	(0.19)%	[7]	(0.10)%		(0.17)%	(0.15)%		0.01%		0.26%
After fees waived and expenses absorbed	(0.09)%	[7]	(0.19)%	[7]	(0.10)%		(0.17)%	(0.15)%		0.01%		0.26%

Portfolio turnover rate	17%	[6]	11%	[6]	29%		16%	25%		37%		31%

*
Financial information from December 1, 2009 through October 17, 2014 is for the Pioneer Oak Ridge Large Cap Growth Fund, which was reorganized into the Oak Ridge Large Cap Growth Fund as of the close of business October 17, 2014.

**	Fiscal year changed to May 31, effective December 1, 2014.
[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2011, the total return would have been 3.56%.
[5]	If the Fund had not recognized gain in the settlement of class action lawsuits during the year ended November 30, 2012, the total return would have been 11.65%.
[6]	Not annualized.
[7]	Annualized.
[8]	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2015 (Unaudited)		For the Year Ended May 31, 2015	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$12.75		$11.59	$10.00
Income from Investment Operations:
Net investment income[1]	0.08		0.14	0.12
Net realized and unrealized gain (loss) on investments	(0.37)		1.17	1.55
Total from investment operations	(0.29)		1.31	1.67

Less Distributions:
From net investment income	(0.08)		(0.14)	(0.08)
From net realized gain	-		(0.01)	-
Total distributions	(0.08)		(0.15)	(0.08)

Net asset value, end of period	$12.38		$12.75	$11.59

Total return[2]	(2.28)%	[3]	11.38%	16.73%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$84		$67	$27

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	45.28%	[4]	51.52%	69.20%	[4]
After fees waived and expenses absorbed	1.25%	[4]	1.25%	1.25%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(42.77)%	[4]	(49.16)%	(66.75)%	[4]
After fees waived and expenses absorbed	1.26%	[4]	1.11%	1.20%	[4]

Portfolio turnover rate	11%	[3]	18%	7%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not include payment of a sales load of 5.75% of offering price, which is reduced on sales of $50,000 or more.  Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of the date of purchase. If the sales load and CDSC were included, total return would be lower.  These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Dividend Growth Fund
FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2015 (Unaudited)		For the Year Ended May 31, 2015	For the Period June 28, 2013* through May 31, 2014
Net asset value, beginning of period	$12.84		$11.66	$10.00
Income from Investment Operations:
Net investment income[1]	0.09		0.17	0.15
Net realized and unrealized gain (loss) on investments	(0.38)		1.19	1.64
Total from investment operations	(0.29)		1.36	1.79

Less Distributions:
From net investment income	(0.09)		(0.17)	(0.13)
From net realized gain	-		(0.01)	-
Total distributions	(0.09)		(0.18)	(0.13)

Net asset value, end of period	$12.46		$12.84	$11.66

Total return[2]	(2.23)%	[3]	11.75%	17.94%	[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$322		$329	$295

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	45.03%	[4]	51.27%	68.95%	[4]
After fees waived and expenses absorbed	1.00%	[4]	1.00%	1.00%	[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(42.52)%	[4]	(48.91)%	(66.50)%	[4]
After fees waived and expenses absorbed	1.51%	[4]	1.36%	1.45%	[4]

Portfolio turnover rate	11%	[3]	18%	7%	[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]
Total returns would have been lower had expenses not been waived or absorbed by the Advisor.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2015 (Unaudited)

Note 1 – Organization
Oak Ridge Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), Oak Ridge International Small Cap Fund (“International Small Cap” or “International Small Cap Fund”), Oak Ridge Dynamic Small Cap Fund (“Dynamic Small Cap” or “Dynamic Small Cap Fund”), Oak Ridge Growth Opportunity Fund (“Growth Opportunity” or “Growth Opportunity Fund”), Oak Ridge Large Cap Growth Fund (“Large Cap Growth” or “Large Cap Growth Fund”), and Oak Ridge Dividend Growth Fund (“Dividend Growth” or “Dividend Growth Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Small Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Small Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Small Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, Class K shareholders received Class K shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Small Cap Growth Fund’s fiscal year end was changed to May 31, 2015 as of December 1, 2014.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares.

The Dynamic Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on September 30, 2015 with Class I shares, prior to which its only activity was the receipt of a $100 investment from principals of the Fund’s advisor and a $519,981 transfer of shares of the Fund in exchange for the net assets of an account owned by Algert Global LLC, a Delaware limited liability company (the “Account”). This exchange was nontaxable, whereby the Dynamic Small Cap Fund issued 51,998 shares for the net assets of the Account on September 30, 2015. The Account with a fair value of $505,921 (identified cost of investments transferred were $527,537) and cash were the primary assets received by the Dynamic Small Cap Fund. For financial reporting purposes, assets received and shares issued by the Dynamic Small Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Account was carried forward to align ongoing reporting of the Dynamic Small Cap Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The Growth Opportunity Fund’s primary investment objective is to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The Large Cap Growth Fund’s primary investment objective is to seek capital appreciation. The Large Cap Growth Fund (the “Successor Fund”) acquired the assets and liabilities of the Pioneer Oak Ridge Large Cap Growth Fund (the “Predecessor Fund”) on October 17, 2014. With respect to Pioneer Oak Ridge Large Cap Growth Fund, Class A, B and R shareholders received Class A shares of the Successor Fund, Class C shareholders received Class C shares of the Successor Fund, and Class Y shareholders received Class Y shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements. The Large Cap Growth Fund’s fiscal year end was changed to May 31, 2015 as of December 1, 2014.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

The Dividend Growth Fund’s primary investment objective is to provide current income and to seek long-term capital appreciation. The Fund commenced investment operations on June 28, 2013, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service or broker will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made. Expenses such as distribution and service fees pursuant to Rule 12b-1, transfer agent fees and expenses with respect to the Large Cap Growth Fund and Small Cap Growth Fund, that are specific to individual share classes, are accrued directly to the respective share class. Transfer agent fees and expenses reported on the Statement of Operations for the Large Cap Growth Fund and the Small Cap Growth Fund include payments to third parties for performing shareholder services to their customers.

The Small Cap Growth Fund and Large Cap Growth Fund each incurred offering costs of approximately $21,700, which are being amortized over a one-year period from October 17, 2014 (Plan of Reorganization).

The International Small Cap Fund and Dynamic Small Cap Fund each incurred offering costs of approximately $21,230, which are being amortized over a one-year period from September 30, 2015 (commencement of operations).

(c) Federal Income Taxes
Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended November 30, 2012-2014 for the Small Cap Growth Fund and the Large Cap Growth Fund and open years ended May 31, 2014 for the Dividend Growth Fund and Growth Opportunity Fund and as of and during the periods ended November 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders
The Dividend Growth Fund will make distributions of net investment income quarterly. The Small Cap Growth Fund, Large Cap Growth Fund, Growth Opportunity Fund, International Small Cap Fund and Dynamic Small Cap Fund will make distributions of net investment income, if any, at least annually. Each Fund makes distributions of its net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(e) Money Market Investments
The Growth Opportunity Fund invests a significant amount (17.0% of its net assets as of November 30, 2015) in the Fidelity Institutional Government Portfolio (“FIGXX”). FIGXX invests in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully. FIGXX invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in FIGXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although FIGXX seeks to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in FIGXX.

Note 3 – Reorganization Information
On September 30, 2014, beneficial owners of the Pioneer Oak Ridge Small Cap Growth Fund and Pioneer Oak Ridge Large Cap Growth Fund, each a series of Pioneer Series Trust I, a Delaware statutory trust (the “Pioneer Trust”), approved a proposed Agreement and Plan of Reorganization that provided for the reorganization into the Small Cap Growth Fund and Large Cap Growth Fund, respectively, as detailed below. The Plan of Reorganization was approved by the Trust’s Board on May 20, 2014 and by the Pioneer Trust Board on May 27, 2014. This tax-free reorganization was accomplished on October 17, 2014 (the “Closing Date”), by exchanging the assets and liabilities of the Pioneer Oak Ridge Small Cap Growth Fund and Pioneer Oak Ridge Large Cap Growth Fund for shares of the Small Cap Growth Fund and Large Cap Growth Fund, respectively. Class A, B and R shareholders received Class A shares of the corresponding Successor Fund. Class C, Class K and Class Y shareholders received Class C, Class K and Class Y shares of the corresponding Successor Fund, respectively. The table below contains details of the reorganization as of the Closing Date:

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

	Pioneer Oak Ridge
	Small Cap Growth Fund			Small Cap Growth Fund
Exchange per Class:	Shares		Amount	Shares		Amount
Class A	11,772,220		$441,977,460	11,933,693	*	$448,039,810	*
Class B	77,777	*	2,609,869	-		-
Class C	2,930,895		91,501,958	2,930,895		91,501,958
Class K	2,054,817		77,877,195	2,054,817		77,877,195
Class R	92,409	*	3,452,481	-		-
Class Y	38,469,782		1,470,383,380	38,469,782		1,470,383,380
Net Assets			$2,087,802,343			$2,087,802,343

*
Class B and Class R shares of the Pioneer Oak Ridge Small Cap Growth Fund were exchanged for 161,473 shares of Class A of the Small Cap Growth Fund (69,515 shares Class B and 91,958 shares Class R) (valued at $6,062,350).

	Pioneer Oak Ridge
	Large Cap Growth Fund			Large Cap Growth Fund
Exchange per Class:	Shares		Amount	Shares		Amount
Class A	2,479,758		$43,827,593	2,602,640	*	$45,999,411	*
Class B	64,482	*	1,037,997	-		-
Class C	1,295,138		20,971,577	1,295,138		20,971,577
Class R	66,641	*	1,133,821	-		-
Class Y	811,464		14,599,659	811,464		14,599,659
Net Assets			$81,570,647			$81,570,647

*
Class B and Class R shares of the Pioneer Oak Ridge Large Cap Growth Fund were exchanged for 122,882 shares of Class A of the Large Cap Growth Fund (58,730 shares Class B and 64,152 shares Class R) (valued at $2,171,818).

The Pioneer Oak Ridge Small Cap Growth Fund and the Pioneer Oak Ridge Large Cap Growth Fund’s net assets on conversion date included $510,703,113 and $26,868,745 of unrealized appreciation and $152,508,507 and $14,290,543 of accumulated gain, respectively. The cost basis of the investments received from each Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

Note 4 – Investment Advisory and Other Agreements
The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Oak Ridge Investments, LLC (the “Advisor” or “Oak Ridge”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual and tiered rates are listed by Fund in the below table.

Investment Advisory Fees
Small Cap Growth Fund
First $1 billion	0.85%
Thereafter	0.80%
International Small Cap Fund	1.00%
Dynamic Small Cap Fund	0.90%
Growth Opportunity Fund	0.75%
Large Cap Growth Fund
First $1 billion	0.75%
Thereafter	0.70%
Dividend Growth Fund	0.75%

In addition, the Advisor has voluntarily agreed to waive its advisory fee payable by the Small Cap Growth Fund equal to the amount of the advisory fee payable on the Fund’s assets invested in the International Small Cap Fund. For the period ended November 30, 2015, the amount of advisory fee waived is reported under “Affiliated fund fee waived” on the Statements of Operations.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each Fund. The agreements are effective until the dates listed below and may be terminated before those dates only by the Trust’s Board of Trustees. The table below contains the agreement expiration and expense cap by Fund and by Class:

		Total Limit on Annual
		Operating Expenses
	Agreement Expires	Class A Shares†	Class C Shares†	Class I Shares†*	Class K Shares†
Small Cap Growth Fund	October 17, 2016	1.40%	2.30%	1.05%	0.92%
International Small Cap Fund	October 1, 2016	-	-	1.25%	-
Dynamic Small Cap Fund	October 1, 2016	-	-	1.15%	-
Growth Opportunity Fund	September 30, 2025	1.40%	-	1.15%	-
Large Cap Growth Fund	October 17, 2016	1.20%	2.10%	1.17%	-
Dividend Growth Fund	September 30, 2025	1.25%	-	1.00%	-

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

†	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

*	Effective September 30, 2015, the Class Y shares of the Small Cap Growth Fund and Large Cap Growth Fund were re-designated as Class I share.

Prior to the close of business on October 17, 2014, investment advisory services were provided to the Predecessor Funds by Pioneer Investment Management, Inc. (the “Previous Advisor”), which received investment management fees for their services pursuant to the terms of the investment advisory agreements for each of the Predecessor Funds. The investment advisory fees, which were computed daily and paid monthly, were payable at the following annual rates for the Predecessor Funds, calculated as a percentage of each particular Fund’s average daily net assets: Small Cap Growth Fund, 0.85% up to $1 billion and 0.80% on assets over $1 billion; and Large Cap Growth Fund, 0.75% up to $1 billion and 0.70% on assets over $1 billion. Prior to the close of business on October 17, 2014, Oak Ridge served as sub-advisor to the Predecessor Funds. The Previous Advisor paid a portion of the fee it received from the Funds to Oak Ridge as compensation for sub-advisory services to the Funds.

The Advisor may recover from each Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Funds for a period of three full fiscal years following the fiscal year in which such reimbursements occurred. The Advisor may recapture all or a portion of this amount no later than the dates stated below:

	International Small Cap Fund	Dynamic Small Cap Fund	Growth Opportunity Fund	Large Cap Growth Fund	Dividend Growth Fund
May 31, 2017	$-	$-	$182,006	$-	$181,951
November 30, 2017	-	-	-	23,454	-
May 31, 2018	-	-	175,978	111,320	176,343
May 31, 2019	29,647	28,286	85,788	91,458	87,490
Total	$29,647	$28,286	$261,766	$134,774	$263,833

For the period ended May 31, 2015, the Advisor recovered all of the previously waived $10,817 advisory fees for the Small Cap Growth Fund.

From December 1, 2013 to the close of business on October 17, 2014, the Previous Advisor contractually agreed to waive a portion of its fees in amounts necessary to limit the Predecessor Funds’ operating expenses to an annual rate (as a percentage of the average daily net assets) as follows:

	Predecessor Fund (Pioneer Oak Ridge Small Cap Growth Fund)	Predecessor Fund (Pioneer Oak Ridge Large Cap Growth Fund)
Class A	1.40%	1.20%
Class B	2.30%	2.10%
Class C	2.30%	2.10%
Class R	1.60%	1.45%

Class K and Class Y shares did not have an expense limitation.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

The Previous Advisor waived $6,544 and $187,893 of its fees in the Small Cap Growth Fund and Large Cap Growth Fund, respectively, during the period December 1, 2013 through October 17, 2014

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Prior to the close of business on October 17, 2014, the Previous Advisor served as the Predecessor Funds’ administrator, performing certain accounting, administration and legal services for the Predecessor Funds. The Small Cap Growth Fund and the Large Cap Growth Fund reimbursed the Previous Advisor $443,071 and $19,087, respectively, for administrative services and costs, including accounting, regulatory reporting and insurance premiums for the period December 1, 2013 through October 17, 2014. Prior to October 17, 2014, Brown Brothers Harriman & Co., served as the Predecessor Funds’ custodian and sub-administrator.

Prior to the close of business on October 17, 2014, Pioneer Investment Management Shareholder Services, Inc. (“PIMSS”) served as the Predecessor Funds’ transfer agent and Pioneer Funds Distributor, Inc. (“PFD”), each an affiliate of the Previous Advisor, served as the Predecessor Funds’ distributor and principal underwriter.

PFD received $56,692 and $5,722 in underwriting commissions on the sale of the Pioneer Oak Ridge Small Cap Growth Fund and Pioneer Oak Ridge Large Cap Growth Fund’s Class A shares, respectively, during the period December 1, 2013 through October 17, 2014.

For the period ended November 30, 2015, UMBFS received transfer agent fees as follows:

Transfer agent fees paid to UMBFS
Small Cap Growth Fund	$220,922
International Small Cap Fund	4,903
Dynamic Small Cap	4,418
Growth Opportunity Fund	15,845
Large Cap Growth Fund	47,791
Dividend Growth Fund	15,773

During the period October 18, 2014 through November 30, 2014, UMBFS received transfer agent fees in the amount of $38,243 and $11,250 for the Small Cap Growth Fund and Large Cap Growth Fund, respectively.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

During the period December 1, 2013 through October 17, 2014, the Predecessor Funds paid transfer agent fees and reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as statement mailings, outgoing phone calls and omnibus relationship contracts as follows:

	Transfer agent fees paid to PIMSS	Out-of-Pocket expenses paid to PIMSS
Predecessor Fund (Pioneer Oak Ridge Small Cap Growth Fund)	$287,872	$2,650,790
Predecessor Fund (Pioneer Oak Ridge Large Cap Growth Fund)	95,203	109,644

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the periods ended November 30, 2015, the Funds’ allocated fees incurred for Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. Prior to the close of business on October 17, 2014, an officer of the Previous Advisor served as the Pioneer Trust’s Chief Compliance Officer and each Predecessor Fund paid a portion of the chief compliance officer’s compensation. The Funds’ allocated fees incurred for CCO services for the periods ended November 30, 2015, are reported on the Statements of Operations.

Note 5 – Federal Income Taxes
At November 30, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Small Cap Growth Fund	International Small Cap Fund	Dynamic Small Cap Fund	Growth Opportunity Fund
Cost of investments	$1,931,388,546	$24,985,720	$541,492	$182,841

Gross unrealized appreciation	$675,732,071	$2,027,816	$54,988	$29,930
Gross unrealized depreciation	(169,729,697)	(521,368)	(24,648)	(7,310)
Net unrealized appreciation on investments	$506,002,374	$1,506,448	$30,340	$22,620

	Large Cap Growth Fund	Dividend Growth Fund
Cost of investments	$50,769,779	$367,672

Gross unrealized appreciation	$26,884,405	$73,887
Gross unrealized depreciation	(1,425,051)	(15,654)
Net unrealized appreciation on investments	$25,459,354	$58,233

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

As of May 31, 2015, the components of accumulated earnings (deficit) on a tax basis for the Funds were as follows:

	Small Cap Growth Fund	Growth Opportunity Fund	Large Cap Growth Fund	Dividend Growth Fund
Undistributed ordinary income	$-	$-	$-	$714
Undistributed long-term capital gains	104,251,546	-	-	3,395
Accumulated earnings	104,251,546	-	-	4,109

Accumulated capital and other losses	(8,415,465)	(2,166)	(50,649,122)	-
Unrealized appreciation on investments	775,741,620	38,894	30,198,519	72,660
Total accumulated earnings (deficit)	$871,577,701	$36,728	$(20,450,603)	$76,769

The tax character of the distributions paid during the periods ended May 31, 2015, November 30, 2014 and November 30, 2013, were as follows:

	Small Cap Growth Fund
Distributions paid from:	2015	2014	2013
Ordinary income	$10,731,400	$-	$-
Net long-term capital gains	130,497,819	-	96,184,326
Total distributions paid	$141,229,219	$-	$96,184,326

Large Cap Growth Fund
Distributions paid from:	2015	2014	2013
Ordinary income	$-	$-	$-
Net long-term capital gains	-	-	-
Total distributions paid	$-	$-	$-

The tax character of the distributions paid during the fiscal years ended May 31, 2015 and 2014, were as follows:

	Dividend Growth Fund		Growth Opportunity Fund
Distributions paid from:	2015	2014	2015	2014
Ordinary income	$4,943	$3,328	$830	$-
Net long-term capital gains	-	-	3,091	-
Total distributions paid	$4,943	$3,328	$3,921	$-

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

As of May 31, 2015, the Funds had accumulated capital loss carryforwards as follows:

	Small Cap Growth Fund	Growth Opportunity Fund	Large Cap Growth Fund	Dividend Growth Fund
For losses expiring November 30,
2017	$-	$-	$50,489,033	$-
2018	-	-	-	-
2019	-	-	-	-
	$-	$-	$50,489,033	$-

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended May 31, 2015 the Large Cap Growth Fund utilized $3,702,268 of its capital loss carryforward.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of May 31, 2015, the Growth Opportunity Fund had $1,226 of post-October losses, which are deferred until June 1, 2015 for tax purposes.

As of May 31, 2015, the Small Cap Growth Fund, Large Cap Growth Fund and Growth Opportunity Fund had $8,415,465, $160,089 and $940, respectively, of qualified late-year ordinary losses which are deferred until fiscal year 2016 for tax purposes. Net late-year losses incurred after December 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 6 – Investment Transactions
For the period ended November 30, 2015, purchases and sales of investments were as follows:

	Purchases	Sales
Small Cap Growth Fund	$454,910,448	$330,924,906
International Small Cap Fund	5,772,178	3,696,079
Dynamic Small Cap	92,756	83,360
Growth Opportunity Fund	63,909	48,471
Large Cap Growth Fund	12,511,237	18,433,424
Dividend Growth Fund	58,929	40,744

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the International Small Cap Fund, Dynamic Small Cap Fund, Growth Opportunity Fund and Dividend Growth Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers. There is no Shareholder Servicing Plan for Small Cap Growth Fund and Large Cap Growth Fund.

For the periods ended November 30, 2015 for the International Small Cap Fund, Dynamic Small Cap Fund, Dividend Growth and Growth Opportunity Funds, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

Note 8 – Distribution Plan
The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Class A and Class C shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of average daily net assets attributable to Class C shares.

Prior to the close of business on October 17, 2014, each of the Predecessor Funds adopted a distribution plan pursuant to Rule 12b-1 with respect to Class A, Class B, Class C, and Class R shares. Pursuant to the Plan, each Fund paid PFD 0.25%, 1.00%, 1.00%, and 0.50% of average daily net assets attributable to Class A, Class B, Class C, and Class R shares, respectively.

For the period December 1, 2013 through October 17, 2014, the Funds paid PFD the following distribution fees under the Predecessor Funds’ distribution plan:

	Predecessor Fund (Pioneer Oak Ridge Small Cap Growth Fund)	Predecessor Fund (Pioneer Oak Ridge Large Cap Growth Fund)
Class A	$1,225,412	$116,109
Class B	31,527	14,082
Class C	885,743	201,316
Class R	11,083	5,375

For the periods ended November 30, 2015, distribution fees incurred with respect to Class A and Class C shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2015, in valuing the Funds’ assets carried at fair value:

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$2,309,563,936	$-	$-	$2,309,563,936
Mutual Funds	26,475,000	-	-	26,475,000
Short-Term Investments	101,351,984	-	-	101,351,984
Total	$2,437,390,920	$-	$-	$2,437,390,920

International Small Cap Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[2]	$25,942,895	$-	$-	$25,942,895
Short-Term Investments	549,273	-	-	549,273
Total	$26,492,168	$-	$-	$26,492,168

Dynamic Small Cap	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$562,851	$-	$-	$562,851
Short-Term Investments	8,981	-	-	8,981
Total	$571,832	$-	$-	$571,832

Growth Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$174,616	$-	$-	$174,616
Short-Term Investments	30,845	-	-	30,845
Total	$205,461	$-	$-	$205,461

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

Large Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$73,345,714	$-	$-	$73,345,714
Short-Term Investments	2,883,419	-	-	2,883,419
Total	$76,229,133	$-	$-	$76,229,133

Dividend Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$392,041	$-	$-	$392,041
Short-Term Investments	33,864	-	-	33,864
Total	$425,905	$-	$-	$425,905

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
[2]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 11 – Investments in Affiliated Issuers
An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in an Oak Ridge Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2015 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Small Cap Growth Fund
Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Unrealized Appreciation (Depreciation)	Value End of Period	Dividends Credited to Income	Net Realized Gain (Loss)
Oak Ridge International Small Cap Fund	$-	$25,000,000	$-	$1,475,000	$26,475,000	$-	$-
Seachange International, Inc.	15,528,714	-	-	482,401	16,011,115	-	-

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

Small Cap Growth Fund
Fund/Security Description	Shares Beginning of Period	Purchases	Sales	Shares End of Period
Oak Ridge International Small Cap Fund	-	2,500,000	-	2,500,000
Seachange International, Inc.	2,297,147	-	-	2,297,147

Note 12 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect.

Note 13 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statement disclosures.

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

Note 14 – Events Subsequent to the Fiscal Period End
The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

Oak Ridge Funds
NOTES TO FINANCIAL STATEMENTS - Continued
November 30, 2015 (Unaudited)

The Funds declared the payment of a distribution to be paid, on December 10, 2015, to shareholders of record on December 9, 2015 as follows:

	Class	Short Term Capital Gain	Long Term Capital Gain	Income
Small Cap Growth Fund	Class A	$-	$2.30085	$-
	Class C	-	2.30085	-
	Class I	-	2.30085	-
	Class K	-	2.30085	-
International Small Cap Fund	Class A*	-	-	-
	Class I	-	-	-
Dynamic Small Cap	Class A*	0.02411	-	0.01126
	Class I	0.02411	-	0.01340
Growth Opportunity Fund	Class A	-	-	-
	Class I	-	-	-
Large Cap Growth Fund	Class A	-	-	-
	Class C	-	-	-
	Class I	-	-	-
Dividend Growth Fund	Class A	-	0.18188	0.03922
	Class I	-	0.18188	0.04689

*	Class A shares of International Small Cap Fund and Dynamic Small Cap Fund launched December 1, 2015.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Oak Ridge International Small Cap Fund and Oak Ridge Dynamic Small Cap Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At an in-person meeting held on June 17-18, 2015, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Oak Ridge Investments, LLC (the “Investment Advisor”) with respect to the following series of the Trust for an initial two-year term: the Oak Ridge International Small Cap Fund (the “International Fund”) and the Oak Ridge Dynamic Small Cap Fund (the “Dynamic Fund” and together the “Funds”). The Board and the Independent Trustees also approved the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Investment Advisor and Algert Global, LLC (the “Sub-Advisor”) with respect to each Fund for an initial two-year term. The Advisory Agreement and the Sub-Advisory Agreement are referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval is in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about each Fund and the Fund Advisory Agreements from the Investment Advisor, Sub-Advisor and Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor and the Sub-Advisor; information regarding the background and experience of relevant personnel who would be providing services to the Funds; information regarding the composite performance of accounts managed by the Sub-Advisor using its U.S. Small Cap strategy and International Small Cap strategy, which were similar to the strategies it would use to manage the Dynamic Fund and International Fund, respectively; and reports comparing the proposed investment advisory fees and total expenses of the International Fund and the Dynamic Fund to those of a group of comparable funds (each an “Expense Peer Group”) selected by Morningstar from its Foreign Small/Mid Blend and Small Blend fund universes, respectively (each an “Expense Universe”). The Board also received a memorandum from the independent legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Fund Advisory Agreements. In addition, the Board considered information reviewed by the Board during the year with respect to the Investment Advisor at other Board and Board committee meetings as the investment advisor of four other series of the Trust. No representatives of the Investment Advisor or the Sub-Advisor were present during the Board’s consideration of the Fund Advisory Agreements.

In approving the Fund Advisory Agreements, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Oak Ridge Investments, LLC

Nature, Extent and Quality of Services

The Board noted that the Investment Advisor did not manage any other accounts or funds with investment strategies similar to those of either Fund, and considered information included in the meeting materials regarding the composite performance of accounts managed by the Sub-Advisor using its U.S. Small Cap strategy and International Small Cap strategy. The materials they reviewed indicated the following:

Oak Ridge International Small Cap Fund and Oak Ridge Dynamic Small Cap Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The returns of the Algert U.S. Small Cap strategy for recently ended one-, three- and five-year periods exceeded the returns of the S&P 600 Index and the Russell 2000 Index.

•	The returns of the Algert International Small Cap strategy for recently ended one-, three- and five-year periods exceeded the returns of the MSCI EAFE Small Cap-ND Index.

The Board noted its familiarity with the Investment Advisor as the investment advisor of four other series of the Trust, and considered the services to be provided by the Investment Advisor to each Fund. In doing so, the Board considered the Investment Advisor’s role as each Fund’s investment advisor, noting that the Investment Advisor would provide oversight of the Sub-Advisor with respect to each Fund’s operations, including monitoring the Sub-Advisor’s investment and trading activities with respect to each Fund and monitoring each Fund’s compliance with its investment policies. The Board also considered the qualifications, experience and responsibilities of the personnel of the Investment Advisor who would be involved in the activities of the Funds. In addition, the Board considered the overall quality of the organization and operations, and the compliance structure, of the Investment Advisor.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed the Investment Advisor would have the capabilities, resources and personnel necessary to manage the Funds and that the Investment Advisor would provide the Funds with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios

The Board reviewed the Funds’ proposed advisory fees and total expenses. With respect to the proposed fees and expenses for the Funds, the meeting materials indicated as follows:

•	The advisory fee proposed to be paid by the Dynamic Fund (gross of fee waivers) was lower than the median advisory fees of the funds in its Expense Peer Group and slightly above the median of the funds in its Expense Universe (by 0.07%).

•	The advisory fee proposed to be paid by the International Fund (gross of fee waivers) was the same as the median advisory fees of the funds in its Expense Peer Group and its Expense Universe.

The Trustees noted that the Investment Advisor does not manage any other client assets using either Fund’s strategies, and therefore they did not have a meaningful basis for comparison of the Fund’s advisory fees with those of any other clients of the Investment Advisor. The Trustees observed that the Investment Advisor’s advisory fees for the Funds were higher than the Investment Advisor’s advisory fees for the Oak Ridge Small Cap Growth Fund series of the Trust (the “Small Cap Growth Fund”), which also invests in small cap stocks, but noted that the investment strategies for the International Fund and the Dynamic Fund were generally more complex than those of the Small Cap Growth Fund and therefore warranted a higher advisory fee.

With respect to each Fund’s total expenses, the meeting materials indicated as follows:

Oak Ridge International Small Cap Fund and Oak Ridge Dynamic Small Cap Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The proposed total expenses (net of fee waivers) of the Dynamic Fund were higher than the median total expenses of the funds in the Fund’s Expense Peer Group and Expense Universe by 0.03% and 0.15%, respectively.

•	The proposed total expenses (net of fee waivers) of the International Fund were higher than the median total expenses of the funds in the Fund’s Expense Peer Group and Expense Universe by 0.02% and 0.06%, respectively.

The Board noted, however, that in each case the estimated average net assets of the Fund in its first year of operations were significantly lower than the average net assets of funds in the Fund’s Expense Universe.

Profitability and Economies of Scale

The Board reviewed the estimated profitability to the Investment Advisor of its relationship with each Fund in its first year of operations taking into account estimated assets of $10 million in each case. The Board noted that in each case the Investment Advisor anticipated waiving almost its entire advisory fee with respect to the Fund, in addition to subsidizing certain of the Fund’s operating expenses. The Board also noted that the potential benefits received by the Investment Advisor as a result of its relationship with each Fund (other than the receipt of advisory fees) would include the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although there were no advisory fee breakpoints, during each Fund’s startup period the Fund’s asset levels would likely be too low to achieve significant economies of scale and that any such economies would be considered in the future as the Fund’s assets grow.

The Board and the Independent Trustees concluded that the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the services proposed to be provided by the Investment Advisor to the Funds.

Algert Global, LLC

Nature, Extent and Quality of Services

The Board considered the services to be provided by the Sub-Advisor to each Fund. In doing so, the Board considered the Sub-Advisor’s specific responsibilities in day-to-day portfolio management of the Fund, as well as the composite performance of its accounts described above and the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Sub-Advisor’s organization and operations, as well as its compliance structure.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed the Sub-Advisor would have the capabilities, resources and personnel necessary to manage the Funds and would provide the Funds with a reasonable potential for good investment results.

Sub-Advisory Fee

The Board reviewed information regarding the sub-advisory fee proposed to be charged by the Sub-Advisor with respect to each Fund. The Board observed that the proposed sub-advisory fee to be paid to the Sub-Advisor with respect to each Fund was close to the fee received by the Sub-Advisor with respect to another mutual fund for which it serves as sub-advisor using the same strategy as the Dynamic Fund and was lower than the standard advisory fees charged by the Sub-Advisor to manage separate accounts using its U.S. Small Cap and International Small Cap strategies. The Board also noted that the Investment Advisor would pay the Sub-Advisor’s fees out of its advisory fees.

Oak Ridge International Small Cap Fund and Oak Ridge Dynamic Small Cap Fund
SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Benefits to the Sub-Advisor

The Board considered the potential benefits to be received by the Sub-Advisor as a result of its relationship with each Fund (other than the receipt of sub-advisory fees), including any research made available to the Sub-Advisor by broker-dealers providing execution services to the Fund, the intangible benefits of the Sub-Advisor’s association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that approval of each Fund Advisory Agreement would be in the best interests of each Fund and its shareholders and, accordingly, approved each Fund Advisory Agreement with respect to each Fund.

Oak Ridge Funds
EXPENSE EXAMPLES
For the Periods Ended November 30, 2015 (Unaudited)

Expense Examples
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (Class A only); and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A and C only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Actual Performance examples for Small Cap Growth Fund, Large Cap Growth Fund, Dividend Growth Fund and Growth Opportunity Fund are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2015 to November 30, 2015.

The Actual Performance example for International Small Cap Fund and Dynamic Small Cap Fund are based on an investment of $1,000 invested at the beginning of the period and held for the entire since inception period from September 30, 2015 (commencement of operations) to November 30, 2015.

The Hypothetical (5% annual return before expenses) example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period from June 1, 2015 to November 30, 2015.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Oak Ridge Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended November 30, 2015 (Unaudited)

Small Cap Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		6/1/15	11/30/15	6/1/15 – 11/30/15
Class A	Actual Performance	$ 1,000.00	$ 912.20	$ 6.42
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.29	6.77
Class C	Actual Performance	1,000.00	908.70	10.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.39	10.69
Class I**	Actual Performance	1,000.00	913.30	5.02
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.76	5.29
Class K	Actual Performance	1,000.00	914.30	4.29
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.51	4.53

*
Expenses are equal to the Fund’s annualized expense ratios of 1.34%, 2.12%, 1.05% and 0.90% for Class A, Class C, Class I and Class K, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

**	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

International Small Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period

Actual Performance**	9/30/15	11/30/15	9/30/15* – 11/30/15
Class I	$ 1,000.00	$ 1,059.00	$ 2.18
Hypothetical (5% annual return before expenses)^	6/1/15	11/30/15	6/1/15 – 11/30/15
Class I	1,000.00	1,018.75	6.31

*	Commencement of operations
**
Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account values over the period, multiplied by 62/366 (to reflect the since inception period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Oak Ridge Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended November 30, 2015 (Unaudited)

Dynamic Small Cap Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period

Actual Performance**	9/30/15	11/30/15	9/30/15* – 11/30/15
Class I	$ 1,000.00	$ 1,092.00	$ 2.03
Hypothetical (5% annual return before expenses)^	6/1/15	11/30/15	6/1/15 – 11/30/15
Class I	1,000.00	1,019.27	5.79

*	Commencement of operations
**
Expenses are equal to the Fund’s annualized expense ratios of 1.15%, multiplied by the average account values over the period, multiplied by 62/366 (to reflect the since inception period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

^
Expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Growth Opportunity Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		6/1/15	11/30/15	6/1/15 – 11/30/15
Class A	Actual Performance	$ 1,000.00	$ 926.50	$ 6.73
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.01	7.05
Class I	Actual Performance	1,000.00	928.00	5.53
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.26	5.79

*
Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.15% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

Oak Ridge Funds
EXPENSE EXAMPLES - Continued
For the Periods Ended November 30, 2015 (Unaudited)

Large Cap Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		6/1/15	11/30/15	6/1/15 – 11/30/15
Class A	Actual Performance	$ 1,000.00	$ 1,012.80	$ 6.01
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.03	6.03
Class C	Actual Performance	1,000.00	1,008.60	10.54
	Hypothetical (5% annual return before expenses)	1,000.00	1,014.50	10.57
Class I**	Actual Performance	1,000.00	1,013.00	5.88
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.16	5.90

*
Expenses are equal to the Fund’s annualized expense ratios of 1.19%, 2.10% and 1.17% for Class A, Class C and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

**	Effective September 30, 2015, the Class Y shares were re-designated as Class I shares.

Dividend Growth Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		6/1/15	11/30/15	6/1/15 – 11/30/15
Class A	Actual Performance	$ 1,000.00	$ 977.20	$ 6.18
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.75	6.31
Class I	Actual Performance	1,000.00	977.70	4.95
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.00	5.05

*
Expenses are equal to the Fund’s annualized expense ratios of 1.25% and 1.00% for Class A and Class I, respectively, multiplied by the average account values over the period, multiplied by 183/366 (to reflect the six month period). The expense ratio reflects an expense waiver. Assumes all dividends and distributions were reinvested.

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Oak Ridge Funds
Each a series of Investment Managers Series Trust

Advisor
Oak Ridge Investments, LLC
10 South LaSalle Street
Suite 1900
Chicago, Illinois 60603

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin 53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Oak Ridge Small Cap Growth Fund - Class A	ORIGX	46141P 123
Oak Ridge Small Cap Growth Fund - Class C	ORICX	46141P 131
Oak Ridge Small Cap Growth Fund - Class I (formerly Class Y)	ORIYX	46141P 156
Oak Ridge Small Cap Growth Fund - Class K	ORIKX	46141P 149
Oak Ridge International Small Cap Fund - Class A	ORIAX	46141Q 717
Oak Ridge International Small Cap Fund - Class I	ORIIX	46141Q 691
Oak Ridge Dynamic Small Cap Fund - Class A	ORSAX	46141Q 733
Oak Ridge Dynamic Small Cap Fund - Class I	ORSIX	46141Q 725
Oak Ridge Growth Opportunity Fund - Class A	OGOAX	46141P 693
Oak Ridge Growth Opportunity Fund - Class I	OGOIX	46141P 685
Oak Ridge Large Cap Growth Fund - Class A	ORILX	46141P 180
Oak Ridge Large Cap Growth Fund - Class C	ORLCX	46141P 172
Oak Ridge Large Cap Growth Fund - Class I (formerly Class Y)	PORYX	46141P 164
Oak Ridge Dividend Growth Fund - Class A	ORDAX	46141P 727
Oak Ridge Dividend Growth Fund - Class I	ORDNX	46141P 719

Privacy Principles of the Oak Ridge Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Oak Ridge Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (855) 551-5521 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (855) 551-5521 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Oak Ridge Funds
P.O. Box 2175
Milwaukee, Wisconsin 53201
Toll Free: (855) 551-5521

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/8/2016

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/8/2016